UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

                                       BlackRock Tactical Opportunities Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

            Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2020

Date of reporting period: 03/31/2020

Item 1 – Report to Stockholders

MARCH 31, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Tactical Opportunities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For much of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, leading countries around the world took economically disruptive countermeasures, causing equity prices to fall sharply. Now that the virus has spread around the globe and an economic downturn appears inevitable, investors are faced with the question of how long and how deep it will be.

Returns for most securities were robust for the first ten months of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. However, once stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off and unemployment claims spiked. With large portions of the economy on hold, all types of equities, both in the United States and internationally, ended the reporting period with negative performance.

The performance of different types of fixed-income securities diverged substantially due to a reduced investor appetite for risk. Treasuries benefited from the risk-off environment, and posted healthy returns, as the 10-year yield (which is inversely related to bond prices) fell to an all-time low. Investment-grade corporate bonds also delivered a positive return, while high-yield corporates were down due to credit concerns.

The U.S. Federal Reserve (the “Fed”) reduced interest rates three times in 2019, to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also announced a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruption is certain to hurt worldwide economic growth, the global expansion is likely to continue once the impact of the outbreak subsides. For the near term, however, the disruption is likely to act as a further drag on corporate earnings, following flat earnings growth in 2019. Nonetheless, there are promising signs that a strong coordinated monetary and fiscal response is beginning to take place, both in the United States and abroad. With measures being taken to contain the virus and provide support to impacted businesses and individuals, we anticipate a sharp increase in economic activity as life returns to normal.

Overall, we favor a neutral stance toward risk, given the uncertainty surrounding the economic impact of coronavirus countermeasures. Among equities, we see an advantage in U.S. stocks compared to other developed markets, given the diversity of the U.S. economy and the impressive scope of monetary and fiscal stimulus. In bonds, the swift action taken by the world’s central banks means there are attractive opportunities in credit, and we expect credit spreads to narrow as markets stabilize.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(12.31)%	(6.98)%
U.S. small cap equities (Russell 2000® Index)	(23.72)	(23.99)
International equities (MSCI Europe, Australasia, Far East Index)	(16.52)	(14.38)
Emerging market equities (MSCI Emerging Markets Index)	(14.55)	(17.69)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.04	2.25
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	9.95	18.25
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.33	8.93
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.07	3.78
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(10.40)	(6.94)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of March 31, 2020	BlackRock Tactical Opportunities Fund

Investment Objective

BlackRock Tactical Opportunities Fund’s (the “Fund”) investment objective is to seek total return.

On November 13, 2019, the Board of Trustees of the Trust (the “Board”) approved a change in the fiscal year-end of the Fund, effective as of April 30, 2020, from September 30 to April 30.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2020, the Fund outperformed its reference benchmark (75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index/25% MSCI All Country World Index (“ACWI”)). For the same period, the Fund also outperformed its cash benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

Relative-value positioning in developed markets bonds was a key positive contributor, as differences in yield curve dynamics led the Fund to hold long positions in Australia, the United States, and Canada against Europe. This strategy helped returns as yields generally fell further in these regions than they did in Europe. This was particularly true in the first quarter of 2020, when yields in Australia fell sharply while European yields remained relatively unchanged.

In the emerging markets, long positions in Latin America versus China and Poland boosted Fund returns early in the period as Latin American central banks were more aggressive in easing their monetary policies. A series of equity country views designed to capture a reversal in relative performance in both Asia and Europe also added value late in the period. A modest tilt into equity risk early in the first half of the period further aided performance.

Currency positioning was a key detractor. A long position in the Mexican peso suffered from dislocations in the emerging markets following the February-March downturn in commodity prices. The Fund also experienced losses from its directional short position in bonds. As bond prices became increasingly rich in early 2020 given the encouraging economic data, the investment adviser increased the extent of the short position. This shift proved to be a detractor, as global sovereign bond yields in fact fell to record lows due to the coronavirus crisis. The investment adviser shifted this short position to a long in mid-March and recovered some, but not all, of the prior losses. A series of equity sector and industry views also detracted.

During the period, the investment adviser used derivatives as an efficient means to take active views on interest rates, equity indices and currencies. The use of derivatives instead of physical instruments had a positive impact on Fund performance. The Fund held a slightly elevated allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The Fund’s cash position did not have a material effect on performance.

Describe recent portfolio activity.

When the period began, the Fund had a net long position in global equities and a flat position in global bonds. The Fund was overweight in Korean and German equities versus Taiwanese and French equities, and it was overweight in Australian, U.K. and U.S. bonds versus Canadian and European bonds. It was also overweight in emerging market currencies and overweight in the health care sector versus technology. During this time, the Fund was positioned for continued strength in equity prices given the material easing in financial conditions over much of 2019, the divergence between consumer and production sectors of the economy, and stable employment and labor data.

The Fund generally maintained this pro-growth outlook and net long equity position as the period progressed, while its net bond exposure gradually moved from flat to short. By late January 2020, macroeconomic data suggested an upswing in global manufacturing activity. This led the Fund to increase its exposure to cyclical assets by adding to equities and reducing bonds. The Fund subsequently adjusted its directional positioning as the impact of coronavirus became more pronounced, and it ended the period net long in both equities and bonds.

Describe portfolio positioning at period end.

Within equities, the Fund held a series of relative value positions that included long positions in Germany and the Netherlands versus Italy and the United States. In the bond portfolio, the Fund maintained its preference for Australia against developed market peers such as Europe and the United States.

With coronavirus the primary driver of current macroeconomic data, the investment adviser focused its research efforts on several key metrics to help evaluate the progression, severity and duration of the virus’s impact, the efficacy of governmental responses with respect to both containment and financial relief, the economic effect of containment, as well as market sentiment and flows. The investment adviser sought to look through the short-term economic damage from the virus to identify opportunities where market pricing was misaligned with the medium-term macro outlook. In addition, the investment adviser continued to seek relative value opportunities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	BlackRock Tactical Opportunities Fund

Performance Summary for the Period Ended March 31, 2020

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.73%	0.12%	N/A	1.84%	N/A	4.57%	N/A
Service	1.64	(0.05)	N/A	1.58	N/A	4.27	N/A
Investor A	1.64	(0.13)	(5.38)%	1.54	0.45%	4.25	3.69%
Investor C	1.28	(0.83)	(1.80)	0.84	0.84	3.53	3.53
Class K	1.79	0.25	N/A	1.82	N/A	4.39	N/A
Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index(c)	3.28	5.41	N/A	1.84	N/A	1.44	N/A
ICE BofAML 3-Month U.S. Treasury Bill Index(d)	1.04	2.25	N/A	1.19	N/A	0.64	N/A
75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index/25% MSCI ACWI(e)	(1.11)	1.40	N/A	2.29	N/A	2.73	N/A
MSCI ACWI(f)	(14.33)	(11.26)	N/A	2.85	N/A	5.88	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund’s total returns from May 15, 2012 through January 28, 2016 are the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio. The Fund’s total returns prior to May 15, 2012 are the returns of the Fund when it followed different investment strategies under the name BlackRock Asset Allocation Portfolio.

(c)

A sub-index of the Bloomberg Barclays U.S. Treasury Index, which measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury and includes a maturity constraint of at least one year and up to, but not including, three years until final maturity.

(d)	An unmanaged index that tracks 3-month U.S. Treasury securities.
(e)	A customized weighted index comprised of 75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index and 25% MSCI ACWI.
(f)

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 49 country indexes comprising of 23 developed and 26 emerging market country indexes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
U.S. Treasury Notes, 1.13%, 08/31/21	5%
U.S. Treasury Notes, 2.75%, 08/15/21	3
Microsoft Corp.	3
Apple, Inc.	3
Amazon.com, Inc.	2
Facebook, Inc., Class A	1
Johnson & Johnson	1
Alphabet, Inc., Class C	1
Alphabet, Inc., Class A	1
Visa, Inc., Class A	1

(a)	Excludes short-term investments.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Common Stocks	66%
U.S. Treasury Obligations	8
Asset-Backed Securities	—	(a)
Other Interests	—	(a)
Preferred Stocks	—	(a)
Rights	—	(a)
Short-Term Securities	2
Other Assets Less Liabilities	24

(a)	Represents less than 1% of the Fund’s net assets.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A Shares. The performance of the Fund’s Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund’s contractual waivers, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2019 and held through March 31, 2020), is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical (a)
	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (b)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,017.30	$4.29	$1,000.00	$1,020.75	$4.29	0.85%
Service	1,000.00	1,016.40	5.75	1,000.00	1,019.30	5.76	1.14
Investor A	1,000.00	1,016.40	5.80	1,000.00	1,019.25	5.81	1.15
Investor C	1,000.00	1,012.80	9.36	1,000.00	1,015.70	9.37	1.86
Class K	1,000.00	1,017.90	3.63	1,000.00	1,021.40	3.64	0.72

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

DERIVATIVE FINANCIAL INSTRUMENTS	7

Schedule of Investments (unaudited) March 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class C, (LIBOR USD 3 Month + 3.20%), 5.07%, 01/10/39(a)(b)(c)	USD	171	$—

Total Asset-Backed Securities — 0.0% (Cost: $166,818)			—

		Shares

Common Stocks — 65.7%

Aerospace & Defense — 0.1%
Arconic, Inc.		6,065	97,404
Meggitt plc		7,979	28,682
MTU Aero Engines AG		299	43,235
Singapore Technologies Engineering Ltd		219,100	479,353
Teledyne Technologies, Inc.(d)		924	274,677
TransDigm Group, Inc.(d)		370	118,470

			1,041,821

Air Freight & Logistics — 0.1%
Deutsche Post AG (Registered)		14,131	378,833
DSV Panalpina A/S		1,077	97,930
SG Holdings Co. Ltd.		1,400	33,346
United Parcel Service, Inc., Class B		3,256	304,175
Yamato Holdings Co. Ltd.		4,400	68,733

			883,017

Airlines — 0.1%
ANA Holdings, Inc.		1,400	34,109
Delta Air Lines, Inc.		1,499	42,767
Deutsche Lufthansa AG (Registered)		2,749	25,712
easyJet plc		7,904	54,771
Japan Airlines Co. Ltd.		2,800	51,457
Qantas Airways Ltd.		46,644	90,751
Southwest Airlines Co.		3,713	132,220

			431,787

Auto Components — 0.2%
Aisin Seiki Co. Ltd		2,800	68,575
Aptiv plc		3,855	189,820
BorgWarner, Inc.		2,946	71,794
Bridgestone Corp.		3,900	119,381
Cie Generale des Etablissements Michelin SCA		1,916	167,813
Continental AG		1,362	97,108
Denso Corp.		8,000	255,636
Koito Manufacturing Co. Ltd.		1,500	50,429
Lear Corp.		1,021	82,956
Magna International, Inc.		3,769	120,277
Pirelli & C SpA(c)(d)		14,828	52,316
Sumitomo Electric Industries Ltd.		21,000	219,408

			1,495,513

Automobiles — 0.8%
Bayerische Motoren Werke AG		6,140	313,442
Daimler AG (Registered)		10,381	310,020
Ferrari NV		1,858	286,197
Fiat Chrysler Automobiles NV(d)		10,194	72,772
Ford Motor Co.		64,515	311,608
General Motors Co.		31,233	649,022
Harley-Davidson, Inc.		2,105	39,848
Honda Motor Co. Ltd.		18,800	420,677
Isuzu Motors Ltd.		21,500	142,284

Security	Shares	Value

Automobiles (continued)
Mitsubishi Motors Corp.	11,100	$31,275
Nissan Motor Co. Ltd.	8,600	28,773
Peugeot SA	6,805	88,596
Renault SA	2,522	47,930
Subaru Corp.	4,700	89,841
Suzuki Motor Corp.	8,300	197,633
Tesla, Inc.(d)	2,835	1,485,540
Toyota Motor Corp.	32,800	1,976,689
Yamaha Motor Co. Ltd.	2,200	26,455

		6,518,602

Banks — 3.0%
Australia & New Zealand Banking Group Ltd.	50,860	533,389
Banco Bilbao Vizcaya Argentaria SA	36,429	112,804
Banco Santander SA	172,023	409,212
Bank Hapoalim BM(d)	108,897	652,497
Bank Leumi Le-Israel BM	15,991	88,174
Bank of America Corp.	150,084	3,186,283
Bank of East Asia Ltd. (The)	18,200	38,894
Barclays plc	285,990	325,008
Bendigo & Adelaide Bank Ltd.	5,870	22,552
BNP Paribas SA	11,834	345,496
BOC Hong Kong Holdings Ltd.	68,500	188,034
Citigroup, Inc.	37,499	1,579,458
Commonwealth Bank of Australia	27,598	1,041,274
Credit Agricole SA	6,344	44,889
DBS Group Holdings Ltd.	22,900	298,803
DNB ASA	47,548	529,729
Erste Group Bank AG(d)	4,427	81,048
Fifth Third Bancorp	4,436	65,875
First Republic Bank	1,182	97,255
Hang Seng Bank Ltd.	7,200	122,668
HSBC Holdings plc	278,294	1,562,279
Huntington Bancshares, Inc.	5,008	41,116
ING Groep NV	21,560	110,476
Intesa Sanpaolo SpA	164,657	266,425
Israel Discount Bank Ltd., Class A	141,368	412,210
Japan Post Bank Co. Ltd.	24,300	224,413
JPMorgan Chase & Co.	57,462	5,173,304
KBC Group NV	1,401	63,571
KeyCorp	5,209	54,017
M&T Bank Corp.	1,420	146,871
Mitsubishi UFJ Financial Group, Inc.	145,800	545,519
Mizrahi Tefahot Bank Ltd.	24,649	453,682
Mizuho Financial Group, Inc.	222,200	254,925
National Australia Bank Ltd	49,949	512,371
Nordea Bank Abp	53,971	303,609
Oversea-Chinese Banking Corp. Ltd.	42,200	255,687
Raiffeisen Bank International AG	2,595	37,327
Regions Financial Corp.	3,121	27,995
Resona Holdings, Inc.	16,500	49,472
Royal Bank of Scotland Group plc	102,015	140,666
Skandinaviska Enskilda Banken AB, Class A	25,423	170,259
Societe Generale SA	4,247	69,575
Standard Chartered plc	48,635	268,893
Sumitomo Mitsui Financial Group, Inc.	16,200	393,553
Sumitomo Mitsui Trust Holdings, Inc.	6,300	181,000
SVB Financial Group(d)	174	26,288
Svenska Handelsbanken AB, Class A	22,132	182,525
Swedbank AB, Class A	8,613	94,995
Truist Financial Corp.	21,434	661,025
UniCredit SpA	22,644	175,187
United Overseas Bank Ltd.	14,400	197,569
US Bancorp	29,241	1,007,352
Wells Fargo & Co.	64,767	1,858,813

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Westpac Banking Corp.	62,518	$642,110

		26,328,421

Beverages — 2.2%
Anheuser-Busch InBev SA/NV	10,276	453,890
Asahi Group Holdings Ltd.	11,600	376,341
Brown-Forman Corp., Class B	16,180	898,152
Budweiser Brewing Co. APAC Ltd.(c)(d)	19,900	51,177
Coca-Cola Amatil Ltd.	51,273	276,734
Coca-Cola Bottlers Japan Holdings, Inc.	3,800	77,989
Coca-Cola Co. (The)	116,469	5,153,753
Coca-Cola European Partners plc	14,362	539,006
Coca-Cola HBC AG(d)	7,819	167,688
Constellation Brands, Inc., Class A	7,625	1,093,120
Davide Campari-Milano SpA	19,681	141,140
Diageo plc	46,718	1,481,406
Heineken Holding NV	4,754	370,472
Heineken NV	3,705	314,421
Kirin Holdings Co. Ltd.	15,200	300,204
Molson Coors Beverage Co., Class B	11,684	455,793
Monster Beverage Corp.(d)	20,115	1,131,670
PepsiCo, Inc.	39,697	4,767,610
Pernod Ricard SA	2,812	399,125
Suntory Beverage & Food Ltd.	6,000	226,733
Treasury Wine Estates Ltd.	5,753	35,718

		18,712,142

Biotechnology — 1.7%
AbbVie, Inc.	31,884	2,429,242
Alexion Pharmaceuticals, Inc.(d)	5,817	522,308
Alnylam Pharmaceuticals, Inc.(d)	2,829	307,937
Amgen, Inc.	12,764	2,587,646
BeiGene Ltd., ADR(d)	539	66,356
Biogen, Inc.(d)	4,097	1,296,209
BioMarin Pharmaceutical, Inc.(d)	5,250	443,625
CSL Ltd.	6,839	1,239,717
Exact Sciences Corp.(d)	3,462	200,796
Galapagos NV(d)	236	46,345
Gilead Sciences, Inc.	26,986	2,017,473
Grifols SA	1,167	39,045
Incyte Corp.(d)	5,050	369,812
Ionis Pharmaceuticals, Inc.(d)	3,901	184,439
Neurocrine Biosciences, Inc.(d)	2,368	204,950
PeptiDream, Inc.(d)	400	13,924
Regeneron Pharmaceuticals, Inc.(d)	1,851	903,825
Sarepta Therapeutics, Inc.(d)	1,899	185,760
Seattle Genetics, Inc.(d)	3,577	412,714
Vertex Pharmaceuticals, Inc.(d)	6,042	1,437,694

		14,909,817

Building Products — 0.4%
AGC, Inc.	2,200	53,609
Allegion plc	1,101	101,314
Assa Abloy AB, Class B	25,964	484,714
Cie de Saint-Gobain	10,926	262,174
Daikin Industries Ltd.	2,500	301,785
Fortune Brands Home & Security, Inc.	3,549	153,494
Geberit AG (Registered)	1,219	534,141
Johnson Controls International plc	11,033	297,450
Kingspan Group plc	619	33,379
Lennox International, Inc.	319	57,991
Masco Corp.	8,108	280,294
Owens Corning	3,400	131,954
TOTO Ltd.	6,300	207,825

Security	Shares	Value

Building Products (continued)
Trane Technologies plc	3,980	$328,708

		3,228,832

Capital Markets — 1.6%
3i Group plc	49,305	477,747
Ameriprise Financial, Inc.	2,021	207,112
Amundi SA(c)	1,007	58,264
ASX Ltd.	6,335	297,369
Bank of New York Mellon Corp. (The)	15,260	513,957
Blackstone Group, Inc. (The), Class A	11,056	503,822
Cboe Global Markets, Inc.	2,141	191,084
Charles Schwab Corp. (The)	19,412	652,631
CME Group, Inc.	6,365	1,100,572
Credit Suisse Group AG (Registered)(d)	21,590	174,261
Daiwa Securities Group, Inc.	15,100	58,351
Deutsche Bank AG (Registered)	14,785	93,990
Deutsche Boerse AG	2,743	376,845
E*TRADE Financial Corp.	1,907	65,448
Eaton Vance Corp.	1,458	47,020
FactSet Research Systems, Inc.	482	125,648
Franklin Resources, Inc.	4,288	71,567
Goldman Sachs Group, Inc. (The)	5,539	856,274
Hargreaves Lansdown plc	3,145	53,436
Hong Kong Exchanges & Clearing Ltd.	10,500	314,573
Intercontinental Exchange, Inc.	11,334	915,220
Japan Exchange Group, Inc.	4,600	80,725
Julius Baer Group Ltd.(d)	1,362	45,624
KKR & Co., Inc., Class A	6,598	154,855
London Stock Exchange Group plc	7,554	675,749
Macquarie Group Ltd.	6,338	337,549
Magellan Financial Group Ltd.	3,070	81,422
MarketAxess Holdings, Inc.	471	156,640
Moody’s Corp.	3,040	642,960
Morgan Stanley	20,899	710,566
MSCI, Inc.	1,175	339,528
Nasdaq, Inc.	1,651	156,762
Natixis SA	6,927	22,057
Nomura Holdings, Inc.	24,800	104,659
Northern Trust Corp	3,725	281,089
Partners Group Holding AG	231	158,158
Raymond James Financial, Inc.	1,409	89,049
S&P Global, Inc.	4,303	1,054,450
Schroders plc	6,928	211,803
SEI Investments Co.	3,161	146,481
St. James’s Place plc	16,040	149,780
Standard Life Aberdeen plc	52,387	144,578
State Street Corp.	5,831	310,617
T. Rowe Price Group, Inc.	3,990	389,624
TD Ameritrade Holding Corp.	3,250	112,645
UBS Group AG (Registered)(d)	42,447	389,074

		14,101,635

Chemicals — 1.8%
Air Liquide SA	3,998	510,335
Air Products & Chemicals, Inc.	5,939	1,185,484
Akzo Nobel NV	336	22,098
Albemarle Corp.	6,365	358,795
Asahi Kasei Corp.	15,100	105,803
Axalta Coating Systems Ltd.(d)	12,671	218,828
BASF SE	8,701	406,702
CF Industries Holdings, Inc.	9,137	248,526
Corteva, Inc.(d)	21,623	508,140
Croda International plc	3,561	187,870
Dow, Inc.	20,225	591,379
DuPont de Nemours, Inc.	22,927	781,811

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Ecolab, Inc.	10,817	$1,685,613
EMS-Chemie Holding AG (Registered)	507	316,202
Evonik Industries AG	4,954	103,456
FMC Corp.	3,433	280,442
International Flavors & Fragrances, Inc.	5,382	549,395
Israel Chemicals Ltd.	54,921	174,916
Johnson Matthey plc	5,801	127,820
Kansai Paint Co. Ltd.	5,100	96,737
Koninklijke DSM NV	1,418	159,509
Linde plc	14,403	2,491,719
LyondellBasell Industries NV, Class A	11,789	585,088
Mitsubishi Gas Chemical Co., Inc.	4,300	46,401
Nissan Chemical Corp.	1,900	68,813
Orica Ltd.	10,129	94,820
PPG Industries, Inc.	12,214	1,021,090
RPM International, Inc.	7,577	450,831
Sherwin-Williams Co. (The)	2,975	1,367,072
Shin-Etsu Chemical Co. Ltd.	4,400	432,464
Sika AG (Registered)	611	100,334
Symrise AG	872	80,668
Toray Industries, Inc.	11,400	49,345
Tosoh Corp.	7,200	81,368
Westlake Chemical Corp.	5,584	213,141
Yara International ASA	7,549	238,692

		15,941,707

Commercial Services & Supplies — 0.2%
Brambles Ltd.	11,398	73,674
Cintas Corp.	902	156,244
Copart, Inc.(d)	4,261	291,964
Republic Services, Inc.	3,668	275,320
Secom Co. Ltd.	2,600	215,041
Sohgo Security Services Co. Ltd.	600	29,124
Waste Connections, Inc.	3,791	293,802
Waste Management, Inc.	6,785	628,020

		1,963,189

Communications Equipment — 0.7%
Arista Networks, Inc.(d)	2,222	450,066
Cisco Systems, Inc.	100,963	3,968,856
F5 Networks, Inc.(d)	2,279	243,010
Juniper Networks, Inc.	13,593	260,170
Motorola Solutions, Inc.	6,328	841,118
Nokia OYJ	31,385	96,661
Telefonaktiebolaget LM Ericsson, Class B	42,555	344,481

		6,204,362

Construction & Engineering — 0.3%
Bouygues SA	4,096	118,871
Eiffage SA	3,790	269,028
JGC Holdings Corp.	3,800	30,332
Kajima Corp	6,900	70,528
Obayashi Corp.	17,900	151,891
Shimizu Corp.	22,900	178,204
Skanska AB, Class B	16,775	252,450
Taisei Corp.	5,800	176,889
Vinci SA	11,524	941,618

		2,189,811

Construction Materials — 0.2%
Boral Ltd.	33,600	42,203
CRH plc	4,871	131,726
Fletcher Building Ltd.	61,511	128,022
HeidelbergCement AG	826	35,289

Security	Shares	Value

Construction Materials (continued)
LafargeHolcim Ltd. (Registered)(d)	6,451	$235,420
Martin Marietta Materials, Inc.	2,954	558,986
Taiheiyo Cement Corp.	3,000	51,100
Vulcan Materials Co.	6,287	679,436

		1,862,182

Consumer Finance — 0.2%
Acom Co. Ltd.	5,300	21,523
American Express Co.	14,229	1,218,145
Capital One Financial Corp	8,433	425,192
Discover Financial Services	4,377	156,127
Isracard Ltd.	99	266
Synchrony Financial	6,251	100,579

		1,921,832

Containers & Packaging — 0.1%
Ball Corp.	7,078	457,663
Toyo Seikan Group Holdings Ltd.	2,900	33,081

		490,744

Distributors — 0.1%
Genuine Parts Co.	8,093	544,902
LKQ Corp.(d)	23,933	490,866

		1,035,768

Diversified Consumer Services — 0.0%
Benesse Holdings, Inc.	1,800	45,807

Diversified Financial Services — 0.2%
Challenger Ltd.	16,554	40,435
Equitable Holdings, Inc.	5,289	76,426
Eurazeo SE	229	10,275
EXOR NV	2,287	117,870
Groupe Bruxelles Lambert SA	1,375	108,187
Industrivarden AB, Class C	7,407	141,826
Investor AB, Class B	14,656	661,186
Kinnevik AB, Class B	8,924	145,545
L E Lundbergforetagen AB, Class B	6,134	248,658
M&G plc(d)	71,671	99,695
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,300	11,258
ORIX Corp	16,800	200,435
Pargesa Holding SA, Class BR	918	60,610
Tokyo Century Corp	400	12,516
Voya Financial, Inc.	1,447	58,676

		1,993,598

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	40,755	1,188,008
BT Group plc	155,127	225,643
Deutsche Telekom AG (Registered)	45,574	588,608
Iliad SA	195	26,273
Nippon Telegraph & Telephone Corp.	22,700	542,907
Orange SA	21,553	260,952
Singapore Telecommunications Ltd.	104,200	185,760
Spark New Zealand Ltd.	132,685	322,925
Swisscom AG (Registered)	317	169,748
Telefonica SA	26,900	122,425
Telenor ASA	54,638	798,574
Telia Co. AB	41,400	148,186
Telstra Corp. Ltd.	161,406	302,983
TELUS Corp.	712	11,257
TPG Telecom Ltd.	30,813	131,225

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	49,795	$2,675,485

		7,700,959

Electric Utilities — 1.0%
AusNet Services	76,189	79,999
Edison International	11,742	643,344
Electricite de France SA	18,033	141,009
Eversource Energy	9,179	717,890
Exelon Corp.	33,392	1,229,160
Fortum OYJ	5,065	73,681
Hydro One Ltd.(c)	11,742	211,428
Iberdrola SA	99,336	971,607
Longview Energy Co. (Acquired 08/13/04, cost $48,000)(b)(d)(e)	3,200	4,704
Mercury NZ Ltd.	107,022	267,961
NextEra Energy, Inc.	12,670	3,048,655
Orsted A/S(c)	2,476	242,395
Red Electrica Corp. SA	2,461	44,223
SSE plc	15,555	249,954
Terna Rete Elettrica Nazionale SpA	60,237	378,642
Verbund AG	6,405	231,004

		8,535,656

Electrical Equipment — 0.6%
ABB Ltd. (Registered)	28,448	494,456
Acuity Brands, Inc.	1,943	166,437
AMETEK, Inc.	7,568	545,047
Eaton Corp. plc	10,886	845,733
Emerson Electric Co.	23,897	1,138,692
Fuji Electric Co. Ltd.	1,300	29,149
Legrand SA	4,592	292,887
Mitsubishi Electric Corp.	36,900	450,779
Nidec Corp.	5,800	298,900
Prysmian SpA	2,697	42,820
Rockwell Automation, Inc.	2,929	442,015
Schneider Electric SE	4,849	409,852
Sensata Technologies Holding plc(d)	4,236	122,548
Vestas Wind Systems A/S	1,319	107,321

		5,386,636

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	7,309	532,680
Arrow Electronics, Inc.(d)	526	27,284
CDW Corp.	3,286	306,485
Cognex Corp.	2,417	102,046
Corning, Inc.	7,343	150,825
FLIR Systems, Inc.	1,892	60,336
Halma plc	7,704	180,936
Hexagon AB, Class B	4,034	170,578
Hitachi Ltd.	13,200	379,189
Ingenico Group SA	1,109	115,923
Keyence Corp.	2,600	835,933
Keysight Technologies, Inc.(d)	3,685	308,361
Kyocera Corp.	5,700	336,361
Murata Manufacturing Co. Ltd.	5,000	248,574
TE Connectivity Ltd.	6,670	420,077
Trimble, Inc.(d)	7,105	226,152
Yokogawa Electric Corp.	1,200	14,355
Zebra Technologies Corp., Class A(d)	958	175,889

		4,591,984

Entertainment — 0.9%
Activision Blizzard, Inc.	15,515	922,832
Electronic Arts, Inc.(d)	6,018	602,823

Security	Shares	Value

Entertainment (continued)
Konami Holdings Corp.	500	$15,336
Netflix, Inc.(d)	6,581	2,471,166
Nexon Co. Ltd.(d)	2,800	45,755
Nintendo Co. Ltd.	1,200	466,384
Roku, Inc.(d)	954	83,456
Take-Two Interactive Software, Inc.(d)	2,018	239,355
Ubisoft Entertainment SA(d)	299	21,854
Vivendi SA	5,782	122,251
Walt Disney Co. (The)	30,823	2,977,502

		7,968,714

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	1,350	185,031
American Tower Corp.	7,736	1,684,514
Ascendas REIT	109,300	216,415
AvalonBay Communities, Inc.	2,158	317,593
Boston Properties, Inc.	2,261	208,532
British Land Co. plc (The)	887	3,699
Camden Property Trust	1,597	126,546
CapitaLand Commercial Trust	79,400	85,201
CapitaLand Mall Trust	66,700	83,633
Crown Castle International Corp.	7,080	1,022,352
Dexus	23,996	132,976
Digital Realty Trust, Inc.	4,035	560,502
Duke Realty Corp.	3,695	119,644
Equinix, Inc.	1,399	873,773
Equity LifeStyle Properties, Inc.	1,471	84,553
Equity Residential	7,274	448,879
Essex Property Trust, Inc.	789	173,769
Extra Space Storage, Inc.	1,176	112,614
Gecina SA	517	68,032
Goodman Group	30,172	221,151
GPT Group (The)	34,072	75,696
Healthpeak Properties, Inc.	4,554	108,613
Host Hotels & Resorts, Inc.	6,751	74,531
Invitation Homes, Inc.	4,061	86,784
Japan Real Estate Investment Corp.	11	64,661
Land Securities Group plc	9,353	64,498
Link REIT	6,600	55,628
Mapletree Commercial Trust	17,200	22,060
Medical Properties Trust, Inc.	2,806	48,516
Mid-America Apartment Communities, Inc.	1,363	140,430
Mirvac Group	59,221	75,240
National Retail Properties, Inc.	2,695	86,752
Nippon Building Fund, Inc.	11	73,996
Omega Healthcare Investors, Inc.	1,238	32,857
Prologis, Inc.	12,876	1,034,844
Public Storage	2,799	555,909
Realty Income Corp.	3,776	188,271
Regency Centers Corp.	741	28,477
SBA Communications Corp.(d)	1,597	431,142
Scentre Group	84,217	80,665
Segro plc	20,361	192,480
Simon Property Group, Inc.	3,937	215,984
Stockland	9,683	14,890
Sun Communities, Inc.	762	95,136
UDR, Inc.	2,928	106,989
Ventas, Inc.	4,007	107,388
VICI Properties, Inc.	2,096	34,877
Welltower, Inc.	5,825	266,668
Weyerhaeuser Co.	5,087	86,225
WP Carey, Inc.	1,570	91,186

		11,270,802

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 1.8%
Aeon Co. Ltd.	20,900	$463,020
Carrefour SA	12,911	204,695
Coles Group Ltd.(d)	46,621	434,183
Colruyt SA	4,639	251,470
Costco Wholesale Corp.	14,897	4,247,582
Dairy Farm International Holdings Ltd.	32,100	147,643
Empire Co. Ltd., Class A	14,033	274,518
George Weston Ltd.	9,399	672,082
ICA Gruppen AB	11,496	480,135
J Sainsbury plc	159,351	412,306
Jeronimo Martins SGPS SA	11,828	213,485
Koninklijke Ahold Delhaize NV	18,057	420,666
Kroger Co. (The)	37,573	1,131,699
Lawson, Inc.	4,700	257,982
Loblaw Cos. Ltd.	15,564	802,365
METRO AG	24,116	205,401
Metro, Inc.	16,039	648,603
Sundrug Co. Ltd.	4,800	153,812
Sysco Corp.	23,122	1,055,057
Tsuruha Holdings, Inc.	1,800	237,326
Walgreens Boots Alliance, Inc.	34,519	1,579,244
Welcia Holdings Co. Ltd.	1,800	126,389
Wm Morrison Supermarkets plc	235,284	514,014
Woolworths Group Ltd.	50,552	1,099,323

		16,033,000

Food Products — 2.4%
a2 Milk Co. Ltd.(d)	21,004	214,569
Ajinomoto Co., Inc.	3,800	70,811
Archer-Daniels-Midland Co.	22,226	781,911
Associated British Foods plc	27,324	612,049
Barry Callebaut AG (Registered)	40	80,062
Bunge Ltd.	6,488	266,203
Calbee, Inc.	2,000	53,974
Campbell Soup Co.	10,979	506,791
Chocoladefabriken Lindt & Spruengli AG	22	184,656
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	347,177
Conagra Brands, Inc.	22,274	653,519
Danone SA	7,675	491,186
General Mills, Inc.	22,777	1,201,942
Hershey Co. (The)	7,243	959,697
Hormel Foods Corp.	18,898	881,403
Ingredion, Inc.	3,909	295,129
JM Smucker Co. (The)	5,265	584,415
Kellogg Co.	11,800	707,882
Kerry Group plc, Class A	2,038	236,459
Kikkoman Corp.	1,400	59,359
Kraft Heinz Co. (The)	33,032	817,212
Lamb Weston Holdings, Inc.	7,764	443,324
McCormick & Co., Inc. (Non-Voting)	6,144	867,594
MEIJI Holdings Co. Ltd.	3,200	226,772
Mondelez International, Inc., Class A	47,490	2,378,299
Mowi ASA	23,516	355,549
Nestle SA (Registered)	43,061	4,408,060
NH Foods Ltd	4,600	160,083
Nisshin Seifun Group, Inc.	3,700	61,724
Nissin Foods Holdings Co. Ltd.	1,300	107,883
Orkla ASA	61,453	526,512
Toyo Suisan Kaisha Ltd.	1,000	48,333
Tyson Foods, Inc., Class A	12,695	734,660
Wilmar International Ltd.	163,400	369,514
Yakult Honsha Co. Ltd.	1,400	82,474

Security	Shares	Value

Food Products (continued)
Yamazaki Baking Co. Ltd.	3,200	$66,697

		20,843,884

Gas Utilities — 0.2%
APA Group(f)	41,263	261,845
Hong Kong & China Gas Co. Ltd.	328,000	537,077
Naturgy Energy Group SA	11,052	193,894
Osaka Gas Co. Ltd.	10,500	197,165
Snam SpA	76,884	351,383
Toho Gas Co. Ltd.	800	36,065
Tokyo Gas Co. Ltd.	9,600	226,207

		1,803,636

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	38,222	3,016,098
ABIOMED, Inc.(d)	920	133,547
Alcon, Inc.(d)	4,223	216,347
Align Technology, Inc.(d)	1,651	287,192
Baxter International, Inc.	11,403	925,810
Becton Dickinson and Co.	6,019	1,382,986
Boston Scientific Corp.(d)	33,696	1,099,501
Carl Zeiss Meditec AG	337	32,089
Cochlear Ltd.	945	107,703
Cooper Cos., Inc. (The)	1,603	441,899
Danaher Corp.	14,369	1,988,813
Dentsply Sirona, Inc.	5,349	207,702
DexCom, Inc.(d)	1,915	515,652
Edwards Lifesciences Corp.(d)	4,915	927,067
Fisher & Paykel Healthcare Corp. Ltd.	12,033	218,742
Hologic, Inc.(d)	9,053	317,760
Hoya Corp.	4,200	357,132
IDEXX Laboratories, Inc.(d)	1,733	419,802
Insulet Corp.(d)	1,127	186,721
Intuitive Surgical, Inc.(d)	2,671	1,322,706
Koninklijke Philips NV	7,065	290,070
Medtronic plc	30,469	2,747,694
Olympus Corp.	12,000	172,984
ResMed, Inc.	3,095	455,863
Siemens Healthineers AG(c)	4,961	191,775
Smith & Nephew plc	21,155	372,677
Sonova Holding AG (Registered)	268	47,788
STERIS plc	3,174	444,265
Stryker Corp.	8,353	1,390,691
Sysmex Corp.	1,700	123,037
Teleflex, Inc.	1,383	405,025
Terumo Corp.	7,000	239,830
Varian Medical Systems, Inc.(d)	2,329	239,095
West Pharmaceutical Services, Inc.	1,699	258,673
Zimmer Biomet Holdings, Inc.	5,760	582,221

		22,066,957

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	9,132	808,182
Anthem, Inc.	4,932	1,119,761
Cardinal Health, Inc.	10,817	518,567
Centene Corp.(d)	13,998	831,621
Cigna Corp.	11,029	1,954,118
CVS Health Corp.	44,003	2,610,698
DaVita, Inc.(d)	6,355	483,361
Fresenius Medical Care AG & Co. KGaA	2,350	153,399
Fresenius SE & Co. KGaA	4,215	156,936
HCA Healthcare, Inc.	12,663	1,137,771
Henry Schein, Inc.(d)	7,211	364,300
Humana, Inc.	2,576	808,915

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings(d)	5,424	$685,539
McKesson Corp.	7,089	958,858
Medipal Holdings Corp	800	14,949
Quest Diagnostics, Inc.	8,340	669,702
Ryman Healthcare Ltd.	29,787	180,685
Sonic Healthcare Ltd.	8,649	129,993
UnitedHealth Group, Inc.	20,052	5,000,568
Universal Health Services, Inc., Class B	5,358	530,871

		19,118,794

Health Care Technology — 0.1%
Cerner Corp.	8,496	535,163
M3, Inc.	2,900	85,542
Veeva Systems, Inc., Class A(d)	2,859	447,062

		1,067,767

Hotels, Restaurants & Leisure — 0.9%
Aramark	2,424	48,407
Carnival Corp.	2,073	27,301
Carnival plc	4,774	56,982
Chipotle Mexican Grill, Inc.(d)	514	336,362
Compass Group plc	21,319	332,152
Crown Resorts Ltd.	63,265	293,596
Darden Restaurants, Inc.	2,232	121,555
Domino’s Pizza, Inc.	655	212,266
Flight Centre Travel Group Ltd.(b)	2,267	13,122
Flutter Entertainment plc	719	64,676
Galaxy Entertainment Group Ltd.	8,000	42,135
GVC Holdings plc	15,879	109,990
Hilton Worldwide Holdings, Inc.	3,189	217,617
Las Vegas Sands Corp.	3,992	169,540
Marriott International, Inc., Class A	4,624	345,921
McDonald’s Corp.	15,859	2,622,286
McDonald’s Holdings Co. Japan Ltd.	2,400	108,244
MGM Resorts International	2,581	30,456
Oriental Land Co. Ltd.	3,700	472,331
Royal Caribbean Cruises Ltd.	1,892	60,866
Sodexo SA	653	43,852
Starbucks Corp.	23,105	1,518,923
Tabcorp Holdings Ltd.	54,067	83,674
TUI AG	5,308	23,233
Vail Resorts, Inc.	213	31,462
Whitbread plc	5,481	203,134
Yum! Brands, Inc.	6,099	417,965

		8,008,048

Household Durables — 0.2%
Barratt Developments plc	41,531	224,488
Berkeley Group Holdings plc	4,103	183,132
Garmin Ltd.	813	60,943
Iida Group Holdings Co. Ltd.	9,000	124,390
Mohawk Industries, Inc.(d)	189	14,409
Panasonic Corp.	15,800	119,612
Persimmon plc	9,667	228,515
Sony Corp.	14,500	858,887
Taylor Wimpey plc	154,715	222,629

		2,037,005

Household Products — 0.6%
Colgate-Palmolive Co.	957	63,507
Essity AB, Class B	12,437	380,990
Henkel AG & Co. KGaA	2,787	204,727
Procter & Gamble Co. (The)	29,969	3,296,590
Reckitt Benckiser Group plc	12,263	934,141

Security	Shares	Value

Household Products (continued)
Unicharm Corp.	4,100	$153,479

		5,033,434

Independent Power and Renewable Electricity Producers — 0.1%
Meridian Energy Ltd.	128,521	306,729
Uniper SE	11,563	284,025

		590,754

Industrial Conglomerates — 0.6%
3M Co.	12,798	1,747,055
CK Hutchison Holdings Ltd.	86,000	573,204
DCC plc	6,172	385,448
Keihan Holdings Co. Ltd.	2,500	110,893
Keppel Corp. Ltd.	86,600	322,093
NWS Holdings Ltd.	89,000	90,699
Roper Technologies, Inc.	2,840	885,540
Siemens AG (Registered)	11,877	994,522
Smiths Group plc	9,885	149,038
Toshiba Corp.	5,100	111,784

		5,370,276

Insurance — 1.5%
Admiral Group plc	2,150	59,211
Aflac, Inc.	6,126	209,754
AIA Group Ltd.	122,200	1,094,257
Alleghany Corp.(d)	225	124,279
Allianz SE (Registered)	5,763	981,425
Allstate Corp. (The)	5,159	473,235
American International Group, Inc.	4,217	102,262
Aon plc	4,246	700,760
Arch Capital Group Ltd.(d)	5,376	153,001
Arthur J Gallagher & Co.	1,760	143,458
Assicurazioni Generali SpA	24,405	330,561
Aviva plc	85,856	282,273
AXA SA	20,069	339,807
Brown & Brown, Inc.	1,382	50,056
Cincinnati Financial Corp.	1,665	125,624
Dai-ichi Life Holdings, Inc.	11,100	131,814
Direct Line Insurance Group plc	17,127	62,526
Everest Re Group Ltd.	167	32,134
Fidelity National Financial, Inc.	2,135	53,119
Gjensidige Forsikring ASA	22,489	382,970
Globe Life, Inc.	535	38,504
Hannover Rueck SE	1,470	207,573
Hartford Financial Services Group, Inc. (The)	6,219	219,158
Insurance Australia Group Ltd.	51,711	195,108
Japan Post Holdings Co. Ltd.	21,600	168,969
Japan Post Insurance Co. Ltd.	2,800	34,594
Legal & General Group plc	99,664	235,476
Markel Corp.(d)	231	214,343
Marsh & McLennan Cos., Inc.	9,572	827,595
Medibank Pvt Ltd.	47,551	78,198
MetLife, Inc.	4,682	143,129
MS&AD Insurance Group Holdings, Inc.	8,100	225,999
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,759	353,683
Poste Italiane SpA(c)	9,401	79,127
Principal Financial Group, Inc.	1,582	49,580
Progressive Corp. (The)	8,856	653,927
Prudential Financial, Inc.	4,415	230,198
Prudential plc	53,618	671,825
QBE Insurance Group Ltd.	20,679	107,717
Reinsurance Group of America, Inc.	464	39,041
RSA Insurance Group plc	37,308	194,689

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
SCOR SE	1,790	$39,382
Sompo Holdings, Inc.	3,500	107,884
Sony Financial Holdings, Inc.	1,800	30,225
Suncorp Group Ltd.	8,162	45,326
Swiss Re AG	2,540	195,577
T&D Holdings, Inc.	3,200	25,941
Tokio Marine Holdings, Inc.	8,100	370,612
Travelers Cos., Inc. (The)	3,781	375,642
Unum Group	3,637	54,591
Willis Towers Watson plc	1,819	308,957
Zurich Insurance Group AG	1,478	519,231

		12,874,327

Interactive Media & Services — 2.6%
Alphabet, Inc., Class A(d)	5,806	6,746,282
Alphabet, Inc., Class C(d)	5,990	6,965,232
Auto Trader Group plc(c)	20,745	112,102
Facebook, Inc., Class A(d)	45,720	7,626,096
IAC/InterActiveCorp(d)	1,307	234,254
Pinterest, Inc., Class A(d)	2,736	42,244
REA Group Ltd.	3,230	151,306
Snap, Inc., Class A(d)	10,331	122,835
TripAdvisor, Inc.(d)	2,134	37,110
Twitter, Inc.(d)	12,308	302,284
Z Holdings Corp.	15,300	48,779
Zillow Group, Inc., Class C(d)	1,419	51,112

		22,439,636

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.(d)	8,597	16,761,743
Booking Holdings, Inc.(d)	1,187	1,596,895
Delivery Hero SE(c)(d)	831	61,099
eBay, Inc.	19,335	581,210
Expedia Group, Inc.	3,927	220,972
Grubhub, Inc.(d)	3,676	149,724
Just Eat Takeaway.com NV(c)(d)	488	36,904
MercadoLibre, Inc.	974	475,877
Ocado Group plc(d)	6,060	90,902
Prosus NV(d)	8,002	557,324
Rakuten, Inc.	2,300	17,340
Wayfair, Inc., Class A(d)	2,676	143,005
Zalando SE(c)(d)	941	35,466

		20,728,461

IT Services — 2.9%
Accenture plc, Class A	14,062	2,295,762
Akamai Technologies, Inc.(d)	2,549	233,208
Amadeus IT Group SA	2,604	122,567
Atos SE	1,614	107,533
Automatic Data Processing, Inc.	8,943	1,222,329
Black Knight, Inc.(d)	2,815	163,439
Booz Allen Hamilton Holding Corp.	1,663	114,148
Broadridge Financial Solutions, Inc.	2,086	197,815
Capgemini SE	2,288	191,191
Cognizant Technology Solutions Corp., Class A	10,599	492,536
DXC Technology Co.	1,895	24,730
Edenred	5,020	208,327
EPAM Systems, Inc.(d)	1,239	230,033
Fidelity National Information Services, Inc.	12,895	1,568,548
Fiserv, Inc.(d)	10,830	1,028,742
FleetCor Technologies, Inc.(d)	1,460	272,348
Fujitsu Ltd.	2,000	180,138
Gartner, Inc.(d)	1,248	124,263
Global Payments, Inc.	5,592	806,534

Security	Shares	Value

IT Services (continued)
GoDaddy, Inc., Class A(d)	2,626	$149,971
International Business Machines Corp.	16,883	1,872,831
Jack Henry & Associates, Inc.	1,451	225,253
Mastercard, Inc., Class A	16,913	4,085,504
MongoDB, Inc.(d)	775	105,819
NEC Corp.	2,000	72,827
Nomura Research Institute Ltd.	1,500	31,684
NTT Data Corp.	5,100	48,820
Obic Co. Ltd	800	104,232
Okta, Inc.(d)	1,663	203,318
Otsuka Corp.	900	38,368
Paychex, Inc.	9,396	591,196
PayPal Holdings, Inc.(d)	21,182	2,027,965
Square, Inc., Class A(d)	5,679	297,466
Twilio, Inc., Class A(d)	1,841	164,751
VeriSign, Inc.(d)	1,344	242,041
Visa, Inc., Class A	32,573	5,248,162
Wirecard AG	894	100,727
Wix.com Ltd.(d)	1,070	107,877
Worldline SA(c)(d)	977	57,664

		25,360,667

Leisure Products — 0.0%
Hasbro, Inc.	811	58,027

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	8,562	613,210
Bio-Rad Laboratories, Inc., Class A(d)	707	247,846
Eurofins Scientific SE	79	38,552
Illumina, Inc.(d)	3,427	935,982
IQVIA Holdings, Inc.(d)	4,567	492,597
Lonza Group AG (Registered)(d)	826	339,753
Mettler-Toledo International, Inc.(d)	643	443,998
PerkinElmer, Inc.	3,986	300,066
QIAGEN NV(d)	2,356	95,129
Sartorius Stedim Biotech	339	67,649
Thermo Fisher Scientific, Inc.	9,145	2,593,522
Waters Corp.(d)	2,311	420,718

		6,589,022

Machinery — 1.3%
Alfa Laval AB	6,210	106,321
Alstom SA(d)	2,346	96,871
ANDRITZ AG	950	29,763
Atlas Copco AB, Class A	9,353	311,027
Atlas Copco AB, Class B	9,993	290,690
Caterpillar, Inc.	11,477	1,331,791
CNH Industrial NV	13,308	75,793
Cummins, Inc.	3,250	439,790
Deere & Co.	6,641	917,521
Dover Corp.	3,772	316,622
Electrolux Professional AB, Class B(d)	2,612	7,525
Epiroc AB, Class A(d)	19,379	191,493
Epiroc AB, Class B(d)	20,787	204,891
FANUC Corp.	2,400	320,702
Flowserve Corp.	4,078	97,423
Fortive Corp	6,255	345,213
Hitachi Construction Machinery Co. Ltd.	3,800	76,213
Hoshizaki Corp.	500	37,401
IDEX Corp.	1,955	270,005
Illinois Tool Works, Inc.	7,191	1,021,985
Ingersoll Rand, Inc.(d)	5,746	142,501
KION Group AG	1,708	73,509
Komatsu Ltd.	3,700	59,879

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Kubota Corp.	6,600	$83,946
Kurita Water Industries Ltd.	1,900	43,591
Makita Corp.	3,200	97,612
Middleby Corp. (The)(d)	645	36,688
MISUMI Group, Inc.	4,700	101,665
Mitsubishi Heavy Industries Ltd.	2,800	70,565
Nabtesco Corp.	1,300	29,737
PACCAR, Inc.	10,879	665,033
Parker-Hannifin Corp.	3,052	395,936
Pentair plc	6,348	188,917
Sandvik AB	31,351	441,005
Schindler Holding AG	160	35,004
Schindler Holding AG (Registered)	1,022	213,979
SKF AB, Class B	5,672	77,293
SMC Corp.	700	293,471
Snap-on, Inc.	1,349	146,798
Spirax-Sarco Engineering plc	4,179	419,542
Stanley Black & Decker, Inc.	3,625	362,500
Volvo AB, Class B	28,991	344,585
WABCO Holdings, Inc.(d)	698	94,265
Westinghouse Air Brake Technologies Corp.	2,297	110,555
Xylem, Inc.	4,001	260,585

		11,278,201

Marine — 0.0%
AP Moller - Maersk A/S, Class A	73	59,957
Kuehne + Nagel International AG (Registered)	808	110,066

		170,023

Media — 0.5%
Charter Communications, Inc., Class A(d)	1,793	782,304
Comcast Corp., Class A	72,845	2,504,411
Fox Corp., Class A(d)	5,842	138,046
Fox Corp., Class B(d)	2,852	65,254
I-CABLE Communications Ltd.(d)	12,579	99
Informa plc	27,771	151,261
JCDecaux SA	5,027	89,370
Liberty Broadband Corp., Class C(d)	927	102,637
Omnicom Group, Inc.	941	51,661
Pearson plc	10,678	73,102
Schibsted ASA, Class B	12,961	234,462
WPP plc	26,674	181,355

		4,373,962

Metals & Mining — 0.5%
Agnico Eagle Mines Ltd.	611	24,391
Antofagasta plc	10,057	96,049
ArcelorMittal SA	5,906	55,755
Boliden AB(d)	22,931	411,379
Evraz plc	20,493	58,633
Fortescue Metals Group Ltd.	17,234	105,614
Glencore plc(d)	249,487	377,611
Newcrest Mining Ltd.	5,453	74,885
Newmont Goldcorp Corp.	7,474	338,423
Nippon Steel Corp	3,300	28,130
Norsk Hydro ASA	93,114	200,769
Nucor Corp.	35,308	1,271,794
Rio Tinto Ltd.	1,455	74,961
Rio Tinto plc	13,895	636,978
Steel Dynamics, Inc.	24,482	551,824
Sumitomo Metal Mining Co. Ltd.	5,900	120,623
voestalpine AG	6,683	134,840

		4,562,659

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	5,839	$61,777
Annaly Capital Management, Inc.	12,807	64,931

		126,708

Multiline Retail — 0.8%
Dollar General Corp.	12,636	1,908,162
Dollar Tree, Inc.(d)	13,784	1,012,711
Harvey Norman Holdings Ltd.	15,314	28,119
Kohl’s Corp.	18,753	273,606
Marks & Spencer Group plc	111,795	135,522
Marui Group Co. Ltd.	1,900	31,785
Next plc	2,654	133,148
Nordstrom, Inc.	11,768	180,521
Pan Pacific International Holdings Corp.	2,900	54,918
Ryohin Keikaku Co. Ltd.	1,300	14,457
Target Corp.	22,120	2,056,496
Wesfarmers Ltd.	37,193	788,127

		6,617,572

Multi-Utilities — 0.4%
Canadian Utilities Ltd., Class A	5,563	132,978
Consolidated Edison, Inc.	6,789	529,542
E.ON SE	48,324	495,692
Engie SA	40,845	418,271
National Grid plc	60,378	705,473
Public Service Enterprise Group, Inc.	17,501	785,970
Sempra Energy	4,117	465,180
Suez	15,789	160,407

		3,693,513

Oil, Gas & Consumable Fuels — 1.5%
BP plc	335,267	1,374,911
Cabot Oil & Gas Corp.	3,741	64,308
Caltex Australia Ltd.	4,128	55,739
Cheniere Energy, Inc.(d)	1,684	56,414
Chevron Corp	36,699	2,659,210
Concho Resources, Inc.	1,848	79,187
ConocoPhillips	16,086	495,449
Eni SpA	60,176	597,997
EOG Resources, Inc.	9,954	357,548
Equinor ASA	44,394	553,422
Exxon Mobil Corp.	90,872	3,450,410
Hess Corp.	2,074	69,064
JXTG Holdings, Inc.	18,100	61,674
Kinder Morgan, Inc.	31,056	432,299
Marathon Petroleum Corp.	6,815	160,970
Matador Resources Co.(d)	939	2,329
Neste OYJ	1,349	44,851
Occidental Petroleum Corp	15,246	176,549
OMV AG	4,552	124,574
ONEOK, Inc.	3,616	78,865
Phillips 66	8,662	464,716
Pioneer Natural Resources Co.	1,589	111,468
Repsol SA	4,717	42,082
TOTAL SA	32,569	1,227,161
Valero Energy Corp.	5,702	258,643
Williams Cos., Inc. (The)	8,567	121,223

		13,121,063

Paper & Forest Products — 0.1%
Mondi plc	27,481	463,759
UPM-Kymmene OYJ	3,564	97,179

		560,938

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 0.4%
Beiersdorf AG	2,464	$248,102
Estee Lauder Cos., Inc. (The), Class A	246	39,198
Kao Corp.	7,400	602,865
Kobayashi Pharmaceutical Co. Ltd.	1,000	92,521
Kose Corp.	300	37,122
L’Oreal SA	3,403	880,733
Shiseido Co. Ltd.	5,200	305,617
Unilever NV	12,867	632,430
Unilever plc	20,081	1,012,689

		3,851,277

Pharmaceuticals — 4.3%
Allergan plc	7,739	1,370,577
Astellas Pharma, Inc.	27,300	420,621
AstraZeneca plc	18,753	1,670,871
Bristol-Myers Squibb Co.	51,336	2,861,469
Chugai Pharmaceutical Co. Ltd.	3,200	370,226
Daiichi Sankyo Co. Ltd.	7,400	508,207
Eisai Co. Ltd.	3,300	241,387
Elanco Animal Health, Inc.(d)	10,175	227,818
Eli Lilly & Co.	18,716	2,596,284
GlaxoSmithKline plc	79,984	1,500,833
Ipsen SA	700	35,882
Jazz Pharmaceuticals plc(d)	1,649	164,471
Johnson & Johnson	55,394	7,263,815
Kyowa Kirin Co. Ltd.	3,200	71,518
Merck & Co., Inc.	56,202	4,324,182
Merck KGaA	2,246	226,761
Mylan NV(d)	12,184	181,663
Novo Nordisk A/S, Class B	21,907	1,308,200
Ono Pharmaceutical Co. Ltd.	5,100	117,200
Otsuka Holdings Co. Ltd.	6,300	245,816
Perrigo Co. plc	3,424	164,660
Pfizer, Inc.	121,661	3,971,015
Recordati SpA	3,510	147,886
Roche Holding AG	9,540	3,069,419
Sanofi	15,218	1,317,497
Santen Pharmaceutical Co. Ltd.	3,400	58,350
Shionogi & Co. Ltd.	5,600	275,853
Sumitomo Dainippon Pharma Co. Ltd	800	10,385
Taisho Pharmaceutical Holdings Co. Ltd.	500	30,690
Takeda Pharmaceutical Co. Ltd.	18,700	569,380
Teva Pharmaceutical Industries Ltd., ADR	18,884	169,578
UCB SA	1,396	119,445
Vifor Pharma AG	333	45,557
Zoetis, Inc.	11,311	1,331,192

		36,988,708

Professional Services — 0.2%
CoStar Group, Inc.(d)	410	240,756
Equifax, Inc.	242	28,907
Experian plc	3,048	84,708
IHS Markit Ltd.(d)	4,107	246,420
Intertek Group plc	1,773	103,588
Recruit Holdings Co. Ltd.	13,100	338,390
RELX plc	24,134	515,078
Teleperformance	852	176,464
TransUnion	464	30,707
Verisk Analytics, Inc.	1,377	191,926

		1,956,944

Real Estate Management & Development — 0.3%
Azrieli Group Ltd.	10,431	596,397
CapitaLand Ltd.	97,700	195,784

Security	Shares	Value

Real Estate Management & Development (continued)
CBRE Group, Inc., Class A(d)	5,830	$219,849
City Developments Ltd	21,800	110,541
CK Asset Holdings Ltd.	4,500	24,416
Daito Trust Construction Co. Ltd.	700	65,004
Daiwa House Industry Co. Ltd.	7,300	180,364
Deutsche Wohnen SE	2,488	94,292
Jones Lang LaSalle, Inc.	626	63,213
Lendlease Group(f)	5,461	34,239
Mitsubishi Estate Co. Ltd.	17,600	259,937
Mitsui Fudosan Co. Ltd.	13,200	228,554
Sumitomo Realty & Development Co. Ltd.	3,900	95,230
Sun Hung Kai Properties Ltd.	14,500	189,574
Swire Properties Ltd.	15,200	42,465
UOL Group Ltd.	14,100	64,690
Vonovia SE	4,947	246,081

		2,710,630

Road & Rail — 1.3%
AMERCO	913	265,272
Aurizon Holdings Ltd.	113,892	295,159
Canadian National Railway Co.	1,874	146,519
Central Japan Railway Co.	3,100	496,841
ComfortDelGro Corp. Ltd.	52,600	56,010
CSX Corp.	24,881	1,425,681
East Japan Railway Co.	8,500	643,198
Hankyu Hanshin Holdings, Inc.	4,000	134,381
JB Hunt Transport Services, Inc.	4,449	410,331
Kansas City Southern	4,599	584,901
Keio Corp.	1,300	76,744
Keisei Electric Railway Co. Ltd.	2,500	72,245
Kintetsu Group Holdings Co. Ltd.	1,900	87,936
Knight-Swift Transportation Holdings, Inc.	6,153	201,818
Kyushu Railway Co.	4,600	132,137
Nagoya Railroad Co. Ltd.	1,800	50,608
Nippon Express Co. Ltd.	400	19,512
Norfolk Southern Corp.	9,272	1,353,712
Odakyu Electric Railway Co. Ltd.	3,300	72,472
Old Dominion Freight Line, Inc.	3,900	511,914
Tobu Railway Co. Ltd	1,500	52,331
Tokyu Corp.	7,400	116,287
Uber Technologies, Inc.(d)	24,923	695,850
Union Pacific Corp.	21,017	2,964,238
West Japan Railway Co.	3,300	225,704

		11,091,801

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.(d)	16,447	748,010
Advantest Corp.	900	35,847
Analog Devices, Inc.	7,482	670,761
Applied Materials, Inc.	7,422	340,076
ASML Holding NV	4,680	1,233,718
Broadcom, Inc.	7,361	1,745,293
Disco Corp	300	58,366
Infineon Technologies AG	14,922	215,410
Intel Corp.	80,516	4,357,526
KLA Corp	1,085	155,958
Lam Research Corp.	713	171,120
Marvell Technology Group Ltd.	7,434	168,231
Maxim Integrated Products, Inc.	2,324	112,970
Microchip Technology, Inc.	4,491	304,490
Micron Technology, Inc.(d)	19,691	828,204
NVIDIA Corp.	10,362	2,731,423
NXP Semiconductors NV	1,126	93,379
ON Semiconductor Corp.(d)	3,299	41,040
Qorvo, Inc.(d)	1,042	84,016

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	19,493	$1,318,701
Renesas Electronics Corp.(d)	22,600	80,390
Rohm Co. Ltd.	1,000	54,282
Skyworks Solutions, Inc.	3,293	294,328
STMicroelectronics NV	8,193	176,122
Teradyne, Inc.	2,085	112,944
Texas Instruments, Inc.	16,498	1,648,645
Tokyo Electron Ltd.	2,000	372,747
Xilinx, Inc.	3,457	269,439

		18,423,436

Software — 4.7%
Adobe, Inc.(d)	9,713	3,091,065
ANSYS, Inc.(d)	1,277	296,864
Autodesk, Inc.(d)	4,040	630,644
AVEVA Group plc	1,451	62,516
Cadence Design Systems, Inc.(d)	4,812	317,785
CDK Global, Inc.	1,702	55,911
Check Point Software Technologies Ltd.(d)	4,686	471,130
Citrix Systems, Inc.	2,410	341,136
CyberArk Software Ltd.(d)	1,020	87,271
Dassault Systemes SE	755	110,223
DocuSign, Inc.(d)	1,889	174,544
Dropbox, Inc., Class A(d)	2,160	39,096
Fortinet, Inc.(d)	2,854	288,739
Guidewire Software, Inc.(d)	1,579	125,231
Intuit, Inc.	5,907	1,358,610
Micro Focus International plc	4,526	22,334
Microsoft Corp.	140,242	22,117,566
Nice Ltd.(d)	3,027	437,691
NortonLifeLock, Inc.	8,676	162,328
Oracle Corp.	47,017	2,272,332
Oracle Corp. Japan	1,500	130,834
Palo Alto Networks, Inc.(d)	2,498	409,572
Paycom Software, Inc.(d)	999	201,808
PTC, Inc.(d)	1,735	106,199
RingCentral, Inc., Class A(d)	1,403	297,310
Sage Group plc (The)	7,314	53,184
salesforce.com, Inc.(d)	17,291	2,489,558
SAP SE	13,043	1,456,225
ServiceNow, Inc.(d)	3,847	1,102,473
Splunk, Inc.(d)	3,102	391,565
SS&C Technologies Holdings, Inc.	4,183	183,299
Synopsys, Inc.(d)	2,495	321,331
Temenos AG (Registered)(d)	247	32,196
Tyler Technologies, Inc.(d)	871	258,304
VMware, Inc., Class A	1,872	226,699
Workday, Inc., Class A(d)	3,434	447,176

		40,570,749

Specialty Retail — 1.6%
Advance Auto Parts, Inc.	382	35,648
AutoZone, Inc.(d)	234	197,964
Best Buy Co., Inc.	2,786	158,802
Burlington Stores, Inc.(d)	3,001	475,539
CarMax, Inc.(d)	662	35,635
Fast Retailing Co. Ltd.	700	285,630
Gap, Inc. (The)	17,404	122,524
Hennes & Mauritz AB, Class B	10,421	133,355
Hikari Tsushin, Inc	300	50,200
Home Depot, Inc. (The)	19,169	3,579,044
Industria de Diseno Textil SA	14,476	375,126
JD Sports Fashion plc	17,035	95,409
Kingfisher plc	28,249	49,620
Lowe’s Cos., Inc.	12,147	1,045,249

Security	Shares	Value

Specialty Retail (continued)
Nitori Holdings Co. Ltd.	1,800	$243,254
O’Reilly Automotive, Inc.(d)	727	218,863
Ross Stores, Inc.	13,695	1,191,054
Tiffany & Co.	10,026	1,298,367
TJX Cos., Inc. (The)	40,761	1,948,783
Tractor Supply Co.	13,006	1,099,657
Ulta Beauty, Inc.(d)	5,667	995,692
USS Co. Ltd	1,500	20,569
Yamada Denki Co. Ltd.	6,300	25,093

		13,681,077

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	84,258	21,425,967
Brother Industries Ltd.	1,600	24,234
Canon, Inc.	10,800	234,694
Dell Technologies, Inc., Class C(d)	3,527	139,493
FUJIFILM Holdings Corp.	4,700	231,614
Hewlett Packard Enterprise Co.	24,257	235,535
HP, Inc.	33,051	573,765
NetApp, Inc.	2,908	121,235
Ricoh Co. Ltd.	13,900	101,488
Seagate Technology plc	6,504	317,395
Seiko Epson Corp.	4,000	43,052
Western Digital Corp.	3,296	137,180
Xerox Holdings Corp.	4,275	80,968

		23,666,620

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG	1,798	399,205
EssilorLuxottica SA	1,854	196,292
Hermes International	503	342,247
Kering SA	804	419,216
Lululemon Athletica, Inc.(d)	1,656	313,895
LVMH Moet Hennessy Louis Vuitton SE	3,376	1,238,153
Moncler SpA	1,121	40,736
NIKE, Inc., Class B	23,180	1,917,913
VF Corp.	4,999	270,346

		5,138,003

Trading Companies & Distributors — 0.6%
AerCap Holdings NV(d)	6,430	146,540
Ashtead Group plc	1,708	36,917
Bunzl plc	2,367	47,379
Fastenal Co.	32,294	1,009,187
Ferguson plc	1,580	97,695
HD Supply Holdings, Inc.(d)	18,445	524,391
ITOCHU Corp.	27,300	564,963
Mitsubishi Corp.	23,700	501,308
Mitsui & Co. Ltd.	18,400	255,460
MonotaRO Co. Ltd.	1,700	44,916
Sumitomo Corp.	16,400	187,030
Toyota Tsusho Corp.	600	14,016
United Rentals, Inc.(d)	5,789	595,688
WW Grainger, Inc.	3,405	846,143

		4,871,633

Transportation Infrastructure — 0.3%
Aena SME SA(c)	4,601	499,183
Aeroports de Paris	1,673	161,622
Atlantia SpA	8,569	106,448
Auckland International Airport Ltd.	110,573	329,476
Fraport AG Frankfurt Airport Services Worldwide	4,421	177,967
SATS Ltd.	76,700	170,495

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure (continued)
Sydney Airport(f)	66,460	$229,626
Transurban Group(f)	63,189	470,672

		2,145,489

Water Utilities — 0.1%
American Water Works Co., Inc.	4,949	591,702
Essential Utilities, Inc.	6,783	276,068
Severn Trent plc	2,484	70,315
United Utilities Group plc	6,119	68,496

		1,006,581

Wireless Telecommunication Services — 0.4%
KDDI Corp.	23,700	700,065
Millicom International Cellular SA, SDR	1,150	31,951
NTT DOCOMO, Inc.	21,500	672,372
Softbank Corp.	21,900	278,977
SoftBank Group Corp.	18,200	644,323
Tele2 AB, Class B	10,564	140,745
T-Mobile US, Inc.(d)	5,749	482,341
Vodafone Group plc	418,259	578,638

		3,529,412

Total Common Stocks — 65.7% (Cost: $582,575,618)		570,916,032

	Beneficial Interest (000)

Other Interests — 0.0%(g)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(b)(d)(h)	300	—

Total Other Interests — 0.0%		—

	Shares

Preferred Stocks — 0.1%

Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference)	1,461	61,954

Chemicals — 0.1%
Fuchs Petrolub SE (Preference)	5,760	205,463

Security	Shares	Value

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference)	246	$58,812

Household Products — 0.0%
Henkel AG & Co. KGaA (Preference)	1,923	153,805

Total Preferred Stocks — 0.1% (Cost: $488,096)		480,034

Rights — 0.0%

Pharmaceuticals — 0.0%(d)
Bristol-Myers Squibb Co	11,276	42,849

Total Rights — 0.0% (Cost: $24,018)		42,849

	Par (000)

U.S. Treasury Obligations — 8.2%
U.S. Treasury Notes:
2.75%, 08/15/21	30,000	31,061,719
1.13%, 08/31/21	40,000	40,531,250

Total U.S. Treasury Obligations — 8.2% (Cost: $69,162,424)		71,592,969

Total Long-Term Investments — 74.0% (Cost: $652,416,974)		643,031,884

	Shares

Short-Term Securities — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(i)*	19,951,731	19,951,731

Total Short-Term Securities — 2.3% (Cost: $19,951,731)		19,951,731

Total Investments — 76.3% (Cost: $672,368,705)		662,983,615

Other Assets Less Liabilities — 23.7%		205,836,723

Net Assets — 100.0%		$868,820,338

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,704, representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.

(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Annualized 7-day yield as of period end.

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund

*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	38,900,492	—	(18,948,761)	19,951,731	$19,951,731	$303,742		$70		$—
SL Liquidity Series, LLC, Money Market Series(b)(c)	1,251,400	—	(1,251,400)	—	—	1,364	(d)	$(46)		—

					$19,951,731	$305,106		$24		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
AEX Index	834	04/17/20	$88,796	$5,101,615
IBEX 35 Index	509	04/17/20	37,969	2,863,049
OMXS30 Index	413	04/17/20	6,179	20,493
Hang Seng China Enterprises Index	615	04/28/20	38,212	699,030
MSCI Singapore Index	1,575	04/29/20	31,182	(189,227)
TOPIX Index	65	06/11/20	8,481	304,780
Australia 10 Year Bond	5,668	06/15/20	525,087	8,986,395
SPI 200 Index	545	06/18/20	42,817	968,332
Canada 10 Year Bond	2,189	06/19/20	228,871	2,437,745
DAX Index	211	06/19/20	57,640	5,699,670
EURO STOXX 50 Index	293	06/19/20	8,877	850,927
FTSE 100 Index	211	06/19/20	14,770	347,746
MSCI EAFE E-Mini Index	456	06/19/20	35,552	2,554,126
MSCI Emerging Markets E-Mini Index	413	06/19/20	17,406	379,940
S&P 500 E-Mini Index	71	06/19/20	9,122	(348,395)
U.S. Treasury Ultra Bond	136	06/19/20	30,175	254,342

				30,930,568

Short Contracts
CAC 40 10 Euro Index	136	04/17/20	6,592	(847,444)
Hang Seng Index	468	04/28/20	71,594	(1,272,677)
Euro-Bund	384	06/08/20	73,060	1,156,904
Euro-Buxl	126	06/08/20	29,169	940,683
TOPIX Index	25	06/11/20	3,262	71,167
FTSI/MIB Index	864	06/19/20	80,635	(9,202,034)
MSCI EAFE E-Mini Index	1,855	06/19/20	144,625	(10,112,564)
S&P 500 E-Mini Index	3,587	06/19/20	460,876	15,853,411
U.S. Treasury 10 Year Note	63	06/19/20	8,737	(42,105)
Long Gilt	484	06/26/20	81,874	(320,417)

				(3,775,076)

				$27,155,492

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,422,720	USD	4,453,855	JPMorgan Chase Bank NA	06/17/20	$112,790
CAD	24,111,500	USD	16,762,140	Citibank NA	06/17/20	383,564
CAD	10,725,519	USD	7,624,282	UBS AG	06/17/20	2,642
CHF	4,093,000	USD	4,170,526	Citibank NA	06/17/20	97,552
CHF	2,304,000	USD	2,396,837	JPMorgan Chase Bank NA	06/17/20	5,717
EUR	1,532,299	SEK	16,414,000	Goldman Sachs International	06/17/20	32,905
EUR	544,000	USD	593,588	Bank of New York	06/17/20	8,155
EUR	9,892,000	USD	10,821,775	JPMorgan Chase Bank NA	06/17/20	120,215
EUR	3,601,000	USD	3,982,805	Morgan Stanley & Co. International plc	06/17/20	424
EUR	3,875,000	USD	4,207,359	Standard Chartered Bank	06/17/20	78,954
GBP	1,802,000	USD	2,240,703	JPMorgan Chase Bank NA	06/17/20	571
JPY	117,925,000	USD	1,095,565	Bank of New York	06/17/20	4,759
JPY	78,978,000	USD	716,385	Citibank NA	06/17/20	20,536
JPY	213,209,000	USD	1,924,788	Goldman Sachs International	06/17/20	64,604
JPY	472,103,000	USD	4,349,154	JPMorgan Chase Bank NA	06/17/20	55,903
JPY	1,793,404,304	USD	16,187,232	Morgan Stanley & Co. International plc	06/17/20	546,511
NOK	38,473,871	USD	3,571,054	JPMorgan Chase Bank NA	06/17/20	130,701
SEK	4,865,056	USD	483,796	Bank of New York	06/17/20	8,828
SEK	91,168,000	USD	8,943,797	UBS AG	06/17/20	287,648
USD	7,661,215	AUD	12,431,000	JPMorgan Chase Bank NA	06/17/20	13,349

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	662,938	AUD	1,005,000	Morgan Stanley & Co. International plc	06/17/20	$44,637
USD	13,763,069	AUD	21,230,000	UBS AG	06/17/20	701,835
USD	10,064,720	BRL	51,008,000	Citibank NA	06/17/20	295,719
USD	11,520,875	BRL	54,776,000	JPMorgan Chase Bank NA	06/17/20	1,030,230
USD	11,602,439	BRL	55,187,000	Morgan Stanley & Co. International plc	06/17/20	1,033,080
USD	50,599,803	CAD	68,978,824	Morgan Stanley & Co. International plc	06/17/20	1,548,914
USD	2,224,026	CHF	2,054,000	Morgan Stanley & Co. International plc	06/17/20	82,166
USD	5,259,976	EUR	4,608,979	Goldman Sachs International	06/17/20	161,775
USD	9,503,042	EUR	8,295,000	Morgan Stanley & Co. International plc	06/17/20	327,567
USD	1,346,696	GBP	1,035,000	Morgan Stanley & Co. International plc	06/17/20	59,394
USD	16,111,825	GBP	12,292,000	UBS AG	06/17/20	823,404
USD	1,235,297	JPY	129,756,000	Goldman Sachs International	06/17/20	24,581
USD	37,425,274	JPY	3,817,313,241	Morgan Stanley & Co. International plc	06/17/20	1,807,016
USD	72,208,356	KRW	86,610,312,000	JPMorgan Chase Bank NA	06/17/20	962,280
USD	665,961	MYR	2,831,000	Morgan Stanley & Co. International plc	06/17/20	11,362
USD	30,283	NOK	288,000	HSBC Bank plc	06/17/20	2,573
USD	8,843	NZD	14,000	Bank of New York	06/17/20	494
USD	770,273	SEK	7,194,000	Goldman Sachs International	06/17/20	41,826
USD	2,493,127	SEK	24,574,000	JPMorgan Chase Bank NA	06/17/20	4,824
USD	17,556,501	SEK	163,922,000	Morgan Stanley & Co. International plc	06/17/20	958,166
USD	704,671	SGD	975,000	HSBC Bank plc	06/17/20	17,893
USD	9,351,165	THB	294,589,000	BNP Paribas SA	06/17/20	371,436

						12,287,500

AUD	2,104,000	USD	1,386,598	HSBC Bank plc	06/17/20	(92,164)
AUD	43,338,000	USD	28,587,478	Morgan Stanley & Co. International plc	06/17/20	(1,924,843)
CHF	4,677,000	USD	4,898,244	JPMorgan Chase Bank NA	06/17/20	(21,186)
EUR	99,437,405	USD	113,918,972	Morgan Stanley & Co. International plc	06/17/20	(3,926,749)
EUR	1,503,000	USD	1,701,385	State Street Bank and Trust Co.	06/17/20	(38,849)
GBP	3,547,000	USD	4,648,972	Citibank NA	06/17/20	(237,320)
GBP	4,164,000	USD	5,260,362	HSBC Bank plc	06/17/20	(81,304)
INR	1,870,449,000	USD	24,759,402	Morgan Stanley & Co. International plc	06/17/20	(441,893)
JPY	38,047,000	USD	372,986	Citibank NA	06/17/20	(17,980)
JPY	177,785,000	USD	1,703,308	Morgan Stanley & Co. International plc	06/17/20	(44,447)
JPY	2,228,190,937	USD	21,239,136	UBS AG	06/17/20	(448,524)
KRW	9,396,097,001	USD	7,833,345	HSBC Bank plc	06/17/20	(104,068)
KRW	4,126,037,001	USD	3,439,941	JPMorgan Chase Bank NA	06/17/20	(45,842)
MXN	1,118,287,000	USD	50,596,643	Barclays Bank plc	06/17/20	(3,989,789)
MXN	118,569,000	USD	4,953,458	UBS AG	06/17/20	(11,857)
PLN	56,551,000	USD	14,930,114	BNP Paribas SA	06/17/20	(1,264,230)
SEK	31,212,000	USD	3,342,601	Northern Trust Co.	06/17/20	(182,151)
SGD	983,000	USD	710,451	HSBC Bank plc	06/17/20	(18,038)
THB	506,073,000	USD	15,566,687	HSBC Bank plc	06/17/20	(140,454)
USD	3,917,044	AUD	6,532,000	Goldman Sachs International	06/17/20	(101,607)
USD	4,766,887	AUD	8,301,000	JPMorgan Chase Bank NA	06/17/20	(340,098)
USD	6,234,396	AUD	10,508,000	UBS AG	06/17/20	(230,391)
USD	4,585,821	CAD	6,666,000	Bank of New York	06/17/20	(154,376)
USD	8,548,112	CAD	12,245,000	JPMorgan Chase Bank NA	06/17/20	(159,315)
USD	5,050,894	CAD	7,343,000	State Street Bank and Trust Co.	06/17/20	(170,718)
USD	6,301,319	CHF	6,123,723	State Street Bank and Trust Co.	06/17/20	(84,346)
USD	1,889,913	EUR	1,749,000	Bank of New York	06/17/20	(44,735)
USD	795,747	EUR	728,000	JPMorgan Chase Bank NA	06/17/20	(9,526)
USD	30,579,474	EUR	28,528,644	Morgan Stanley & Co. International plc	06/17/20	(977,353)
USD	7,473,909	GBP	6,297,000	BNP Paribas SA	06/17/20	(358,110)
USD	3,867,185	GBP	3,187,000	Citibank NA	06/17/20	(96,710)
USD	1,248,518	GBP	1,047,228	JPMorgan Chase Bank NA	06/17/20	(53,993)
USD	2,890,333	GBP	2,503,000	Morgan Stanley & Co. International plc	06/17/20	(222,823)
USD	2,363,624	JPY	261,469,000	Citibank NA	06/17/20	(76,069)
USD	538,469	JPY	58,723,634	Goldman Sachs International	06/17/20	(9,465)
USD	3,671,991	NOK	41,077,000	HSBC Bank plc	06/17/20	(280,223)
USD	2,939,177	NOK	30,782,000	JPMorgan Chase Bank NA	06/17/20	(22,506)
USD	539,115	NZD	922,769	JPMorgan Chase Bank NA	06/17/20	(11,165)
USD	1,233,264	NZD	2,077,000	Morgan Stanley & Co. International plc	06/17/20	(5,324)

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,800,041	PLN	36,874,010	Citibank NA	06/17/20	$(110,781)
USD	7,479,300	PLN	31,354,990	JPMorgan Chase Bank NA	06/17/20	(97,819)
USD	1,468,006	SEK	15,233,000	Morgan Stanley & Co. International plc	06/17/20	(74,449)
USD	1,523,682	SGD	2,178,000	Morgan Stanley & Co. International plc	06/17/20	(10,474)
USD	714,357	SGD	1,032,965	State Street Bank and Trust Co.	06/17/20	(13,251)
ZAR	141,105,606	USD	8,131,435	Bank of America NA	06/17/20	(321,757)
ZAR	33,203,394	USD	1,914,447	BNP Paribas SA	06/17/20	(76,760)
ZAR	275,033,000	USD	17,005,688	HSBC Bank plc	06/17/20	(1,783,620)

						(18,929,452)

Net Unrealized Depreciation						$(6,641,952)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.68%	Semi-Annual	3 month BA	Semi-Annual	N/A		03/18/25	CAD	158,000	$(3,988,824)	$—	$(3,988,824)
1.72%	Semi-Annual	3 month BA	Semi-Annual	N/A		03/18/25	CAD	187,000	(4,984,498)	—	(4,984,498)
1.68%	Semi-Annual	3 month BA	Semi-Annual	N/A		03/18/25	CAD	106,000	(2,661,107)	—	(2,661,107)
28 day MXIBTIIE	Monthly	6.35%	Monthly	09/17/20	(a)	09/11/25	MXN	4,021,000	(1,149,481)	—	(1,149,481)
6 month BBR	Semi-Annual	0.72%	Semi-Annual	09/16/20	(a)	09/16/25	AUD	661,514	2,178,647	—	2,178,647
6 month SOR	Semi-Annual	1.49%	Semi-Annual	09/16/20	(a)	09/16/25	SGD	56,000	863,203	—	863,203
6 month SOR	Semi-Annual	1.53%	Semi-Annual	09/16/20	(a)	09/16/25	SGD	31,000	521,086	—	521,086
6 month SOR	Semi-Annual	1.63%	Semi-Annual	09/16/20	(a)	09/16/25	SGD	31,000	629,192	—	629,192
1.10%	Semi-Annual	3 month BA	Semi-Annual	09/16/20	(a)	09/16/25	CAD	74,775	(314,122)	—	(314,122)
1.20%	Quarterly	3 month HIBOR	Quarterly	09/16/20	(a)	09/16/25	HKD	287,000	(396,716)	—	(396,716)
0.52%	Semi-Annual	3 month LIBOR	Quarterly	09/16/20	(a)	09/16/25	USD	34,000	(29,811)	(29,796)	(15)
0.53%	Semi-Annual	3 month LIBOR	Quarterly	09/16/20	(a)	09/16/25	USD	46,000	(80,782)	38,980	(119,762)
0.61%	Semi-Annual	3 month LIBOR	Quarterly	09/16/20	(a)	09/16/25	USD	85,000	(487,378)	(17,518)	(469,860)
0.51%	Semi-Annual	3 month LIBOR	Quarterly	09/16/20	(a)	09/16/25	USD	83,000	(63,218)	21,852	(85,070)
0.10%	Annual	3 month STIBOR	Quarterly	09/16/20	(a)	09/16/25	SEK	350,000	191,041	27,754	163,287
0.32%	Annual	3 month STIBOR	Quarterly	09/16/20	(a)	09/16/25	SEK	442,000	(258,187)	24,767	(282,954)
(0.22)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	53,000	72,995	72,960	35
(0.39)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	25,000	256,016	4,634	251,382
(0.39)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	61,000	614,083	(7,222)	621,305
0.51%	Semi-Annual	6 month GBP LIBOR	Semi-Annual	09/16/20	(a)	09/16/25	GBP	42,000	14,272	36,935	(22,663)
1.36%	Annual	6 month WIBOR	Semi-Annual	09/16/20	(a)	09/16/25	PLN	176,000	(1,015,273)	—	(1,015,273)
0.92%	Annual	6 month WIBOR	Semi-Annual	09/16/20	(a)	09/16/25	PLN	113,000	(61,846)	—	(61,846)
1.38%	Annual	6 month WIBOR	Semi-Annual	09/16/20	(a)	09/16/25	PLN	167,000	(1,013,468)	—	(1,013,468)
1.10%	Annual	6 month WIBOR	Semi-Annual	09/16/20	(a)	09/16/25	PLN	119,000	(322,233)	—	(322,233)
0.86%	Annual	6 month WIBOR	Semi-Annual	09/16/20	(a)	09/16/25	PLN	352,000	60,851	—	60,851
1.09%	Annual	6 month WIBOR	Semi-Annual	09/16/20	(a)	09/16/25	PLN	48,000	(121,334)	—	(121,334)
3 month JIBAR	Quarterly	6.57%	Quarterly	09/16/20	(a)	09/16/25	ZAR	644,385	(908,195)	—	(908,195)
3 month JIBAR	Quarterly	6.60%	Quarterly	09/16/20	(a)	09/16/25	ZAR	324,615	(434,344)	—	(434,344)
3 month JIBAR	Quarterly	6.62%	Quarterly	09/16/20	(a)	09/16/25	ZAR	476,900	(615,414)	—	(615,414)
3 month JIBAR	Quarterly	6.77%	Quarterly	09/16/20	(a)	09/16/25	ZAR	527,100	(492,098)	—	(492,098)
3 month JIBAR	Quarterly	7.20%	Quarterly	09/16/20	(a)	09/16/25	ZAR	598,000	—	—	—
3 month JIBAR	Quarterly	7.65%	Quarterly	09/16/20	(a)	09/16/25	ZAR	193,725	224,708	—	224,708
3 month JIBAR	Quarterly	7.97%	Quarterly	09/16/20	(a)	09/16/25	ZAR	248,676	477,762	—	477,762
3 month JIBAR	Quarterly	7.98%	Quarterly	09/16/20	(a)	09/16/25	ZAR	259,776	505,266	—	505,266
3 month JIBAR	Quarterly	8.06%	Quarterly	09/16/20	(a)	09/16/25	ZAR	229,548	490,159	—	490,159
3 month JIBAR	Quarterly	8.18%	Quarterly	09/16/20	(a)	09/16/25	ZAR	278,775	674,862	—	674,862

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month JIBAR	Quarterly	8.48%	Quarterly	09/16/20	(a)	09/16/25	ZAR	283,500	$888,634	$—	$888,634

									$(10,735,552)	$173,346	$(10,908,898)

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 day BZDIOVER	At Termination	5.75%	At Termination	BNP Paribas SA	N/A		01/02/23	BRL	210,000	$500,357	$—	$500,357
1 day BZDIOVER	At Termination	5.44%	At Termination	Credit Suisse International	N/A		01/02/23	BRL	15,000	17,268	—	17,268
1 day BZDIOVER	At Termination	6.65%	At Termination	Credit Suisse International	N/A		01/02/23	BRL	129,000	908,482	—	908,482
1 day BZDIOVER	At Termination	5.87%	At Termination	HSBC Bank plc	N/A		01/02/23	BRL	62,000	237,930	—	237,930
1 day MIBOR	Semi-Annual	4.70%	Semi-Annual	Bank of America NA	09/16/20	(a)	09/16/25	INR	3,187,000	—	—	—
1 day MIBOR	Semi-Annual	4.74%	Semi-Annual	Bank of America NA	09/16/20	(a)	09/16/25	INR	518,963	(1,895)	—	(1,895)
1 day MIBOR	Semi-Annual	4.75%	Semi-Annual	Bank of America NA	09/16/20	(a)	09/16/25	INR	738,525	1,547	—	1,547
1 day MIBOR	Semi-Annual	4.85%	Semi-Annual	Citibank NA	09/16/20	(a)	09/16/25	INR	423,397	25,217	—	25,217
1 day MIBOR	Semi-Annual	5.40%	Semi-Annual	Citibank NA	09/16/20	(a)	09/16/25	INR	1,791,350	672,850	—	672,850
0.94%	Quarterly	3 month CD_KSDA	Quarterly	Goldman Sachs International	09/16/20	(a)	09/16/25	KRW	99,677,000	428,508	—	428,508
1 day MIBOR	Semi-Annual	4.78%	Semi-Annual	HSBC Bank plc	09/16/20	(a)	09/16/25	INR	738,525	14,278	—	14,278
1.02%	Quarterly	3 month CD_KSDA	Quarterly	HSBC Bank plc	09/16/20	(a)	09/16/25	KRW	15,250,800	—	—	—
1.05%	Quarterly	3 month CD_KSDA	Quarterly	HSBC Bank plc	09/16/20	(a)	09/16/25	KRW	22,876,200	—	—	—
0.58%	Quarterly	3 month TWCPBA	Quarterly	JPMorgan Chase Bank NA	09/16/20	(a)	09/16/25	TWD	1,570,000	110,514	—	110,514
1 day MIBOR	Semi-Annual	5.39%	Semi-Annual	JPMorgan Chase Bank NA	09/16/20	(a)	09/16/25	INR	1,465,650	537,881	—	537,881
1 day MIBOR	Semi-Annual	4.88%	Semi-Annual	Nomura International plc	09/16/20	(a)	09/16/25	INR	1,514,590	116,317	—	116,317

										$3,569,254	$—	$3,569,254

(a)	Forward swap.

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation	)
Taiwan Capitalization Weighted Stock Index Future April 2020	TWD	(1,844,788,810)	Merrill Lynch International & Co.	04/15/20	TWD	1,844,789	$655,385	$—		$655,385
Taiwan Capitalization Weighted Stock Index Future April 2020	TWD	(476,608,694)	Merrill Lynch International & Co.	04/15/20	TWD	476,609	(421,154)	—		(421,154)
KOSPI 200 Index Futures June 2020	KRW	(74,995,923,075)	Merrill Lynch International & Co.	06/11/20	KRW	74,995,923	6,500,122	—		6,500,122

							$6,734,353	$—		$6,734,353

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.01%
1 day MIBOR	Mumbai Interbank Offered Rate	4.81
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	6.71
3 month BA	Canadian Bankers Acceptances	1.25
3 month CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association	1.10
3 month HIBOR	Hong Kong Interbank Offered Rate	1.93
3 month JIBAR	Johannesburg Interbank Average Rate	6.04
3 month LIBOR	London Interbank Offered Rate	1.45
3 month STIBOR	Stockholm Interbank Offered Rate	0.31
3 month TWCPBA	Taiwan Secondary Markets Bills Rate	0.64
6 month BBR	Australian Bank Bill Rate	0.54
6 month EURIBOR	Euro Interbank Offered Rate	(0.29)
6 month GBP LIBOR	London Interbank Offered Rate	0.73
6 month SOR	Singapore Interbank Offered Rate	1.18
6 month WIBOR	Warsaw Interbank Offered Rate	1.09

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$227,882	$(54,536)	$8,550,379	$(19,459,277)
OTC Swaps	—	—	10,726,656	(423,049)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$35,714,286	$—	$13,776,069	$—	$49,490,355
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	12,287,500	—	—	12,287,500
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	8,550,379	—	8,550,379
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	7,155,507	—	3,571,149	—	10,726,656
	$—	$—	$42,869,793	$12,287,500	$25,897,597	$—	$81,054,890
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	—	—	21,972,341	—	362,522	—	22,334,863
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	18,929,452	—	—	18,929,452
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	19,459,277	—	19,459,277
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	421,154	—	1,895	—	423,049
	$—	$—	$22,393,495	$18,929,452	$19,823,694	$—	$61,146,641

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended March 31, 2020, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$45,228,088	$—	$(428,693)	$—	$44,799,395
Forward foreign currency exchange contracts	—	—	—	(8,998,610)	—	—	(8,998,610)
Swaps	—	—	25,956,621	—	30,962,228	—	56,918,849
	$—	$—	$71,184,709	$(8,998,610)	$30,533,535	$—	$92,719,634
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	8,216,272	—	6,002,069	—	14,218,341
Forward foreign currency exchange contracts	—	—	—	(4,925,275)	—	—	(4,925,275)
Swaps	—	—	2,960,813	—	(12,106,678)	—	(9,145,865)
	$—	$—	$11,177,085	$(4,925,275)	$(6,104,609)	$—	$147,201

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,098,036,110
Average notional value of contracts — short	1,277,133,261
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	362,681,949
Average amounts sold — in USD	402,085,256
Interest rate swaps:
Average notional value — pays fixed rate	1,461,075,730
Average notional value — receives fixed rate	1,228,760,180
Total return swaps:
Average notional value	108,555,399

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$25,731,747	$8,794,643
Forward foreign currency exchange contracts	12,287,500	18,929,452
Swaps — Centrally cleared	8,072,593	—
Swaps — OTC(a)	10,726,656	423,049
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$56,818,496	$28,147,144
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(33,804,340)	(8,794,643)
Total derivative assets and liabilities subject to an MNA	$23,014,156	$19,352,501

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America NA	$1,547	$(1,547)	$—	$—	$—
Bank of New York	22,236	(22,236)	—	—	—
BNP Paribas SA	871,793	(871,793)	—	—	—
Citibank NA	1,495,438	(538,860)	—	(690,000)	266,578
Credit Suisse International	925,750	—	—	(470,000)	455,750
Goldman Sachs International	754,199	(111,072)	—	—	643,127
HSBC Bank plc	272,674	(272,674)	—	—	—
JPMorgan Chase Bank NA	3,084,975	(761,450)	—	(2,300,000)	23,525
Merrill Lynch International & Co.	7,155,507	(421,154)	—	(6,734,353)	—
Morgan Stanley & Co. International plc	6,419,237	(6,419,237)	—	—	—
Nomura International plc	116,317	—	—	—	116,317
Standard Chartered Bank	78,954	—	—	—	78,954
UBS AG	1,815,529	(690,772)	—	—	1,124,757

	$23,014,156	$(10,110,795)	$—	$(10,194,353)	$2,709,008

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (d)(e)
Bank of America NA	$323,652	$(1,547)	$—	$—	$322,105
Bank of New York	199,111	(22,236)	—	—	176,875
Barclays Bank plc	3,989,789	—	—	—	3,989,789
BNP Paribas SA	1,699,100	(871,793)	—	—	827,307
Citibank NA	538,860	(538,860)	—	—	—
Goldman Sachs International	111,072	(111,072)	—	—	—
HSBC Bank plc	2,499,871	(272,674)	—	(100,000)	2,127,197
JPMorgan Chase Bank NA	761,450	(761,450)	—	—	—
Merrill Lynch International & Co.	421,154	(421,154)	—	—	—
Morgan Stanley & Co. International plc	7,628,355	(6,419,237)	—	—	1,209,118
Northern Trust Co.	182,151	—	—	—	182,151
State Street Bank and Trust Co.	307,164	—	—	—	307,164
UBS AG	690,772	(690,772)	—	—	—

	$19,352,501	$(10,110,795)	$—	$(100,000)	$9,141,706

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund

(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$490,551	$551,270	$—	$1,041,821
Air Freight & Logistics	304,175	578,842	—	883,017
Airlines	174,987	256,800	—	431,787
Auto Components	464,847	1,030,666	—	1,495,513
Automobiles	2,486,018	4,032,584	—	6,518,602
Banks	13,925,652	12,402,769	—	26,328,421
Beverages	14,039,104	4,673,038	—	18,712,142
Biotechnology	13,570,786	1,339,031	—	14,909,817
Building Products	1,351,205	1,877,627	—	3,228,832
Capital Markets	9,795,621	4,306,014	—	14,101,635
Chemicals	12,537,354	3,404,353	—	15,941,707
Commercial Services & Supplies	1,645,350	317,839	—	1,963,189
Communications Equipment	5,763,220	441,142	—	6,204,362
Construction & Engineering	—	2,189,811	—	2,189,811
Construction Materials	1,238,422	623,760	—	1,862,182
Consumer Finance	1,900,309	21,523	—	1,921,832
Containers & Packaging	457,663	33,081	—	490,744
Distributors	1,035,768	—	—	1,035,768
Diversified Consumer Services	—	45,807	—	45,807
Diversified Financial Services	135,102	1,858,496	—	1,993,598
Diversified Telecommunication Services	3,874,750	3,826,209	—	7,700,959
Electric Utilities	5,850,477	2,680,475	4,704	8,535,656
Electrical Equipment	3,260,472	2,126,164	—	5,386,636
Electronic Equipment, Instruments & Components	2,310,135	2,281,849	—	4,591,984
Entertainment	7,297,134	671,580	—	7,968,714
Equity Real Estate Investment Trusts (REITs)	9,739,881	1,530,921	—	11,270,802
Food & Staples Retailing	10,537,539	5,495,461	—	16,033,000
Food Products	12,316,440	8,527,444	—	20,843,884
Gas Utilities	—	1,803,636	—	1,803,636
Health Care Equipment & Supplies	19,696,783	2,370,174	—	22,066,957
Health Care Providers & Services	18,482,832	635,962	—	19,118,794
Health Care Technology	982,225	85,542	—	1,067,767
Hotels, Restaurants & Leisure	6,160,927	1,833,999	13,122	8,008,048
Household Durables	75,352	1,961,653	—	2,037,005
Household Products	3,360,097	1,673,337	—	5,033,434
Independent Power and Renewable Electricity Producers	—	590,754	—	590,754
Industrial Conglomerates	2,632,595	2,737,681	—	5,370,276
Insurance	5,322,347	7,551,980	—	12,874,327
Interactive Media & Services	22,127,449	312,187	—	22,439,636
Internet & Direct Marketing Retail	20,486,750	241,711	—	20,728,461
IT Services	24,096,589	1,264,078	—	25,360,667
Leisure Products	58,027	—	—	58,027
Life Sciences Tools & Services	6,143,068	445,954	—	6,589,022
Machinery	7,151,653	4,126,548	—	11,278,201
Marine	—	170,023	—	170,023
Media	3,644,412	729,550	—	4,373,962
Metals & Mining	2,186,432	2,376,227	—	4,562,659
Mortgage Real Estate Investment Trusts (REITs)	126,708	—	—	126,708
Multiline Retail	5,431,496	1,186,076	—	6,617,572
Multi-Utilities	1,913,670	1,779,843	—	3,693,513
Oil, Gas & Consumable Fuels	9,038,652	4,082,411	—	13,121,063

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Tactical Opportunities Fund

	Level 1	Level 2	Level 3	Total
Paper & Forest Products	$—	$560,938	$—	$560,938
Personal Products	39,198	3,812,079	—	3,851,277
Pharmaceuticals	24,626,724	12,361,984	—	36,988,708
Professional Services	738,716	1,218,228	—	1,956,944
Real Estate Management & Development	283,062	2,427,568	—	2,710,630
Road & Rail	8,560,236	2,531,565	—	11,091,801
Semiconductors & Semiconductor Equipment	16,196,554	2,226,882	—	18,423,436
Software	38,265,546	2,305,203	—	40,570,749
Specialty Retail	12,402,821	1,278,256	—	13,681,077
Technology Hardware, Storage & Peripherals	23,031,538	635,082	—	23,666,620
Textiles, Apparel & Luxury Goods	2,502,154	2,635,849	—	5,138,003
Trading Companies & Distributors	3,121,949	1,749,684	—	4,871,633
Transportation Infrastructure	—	2,145,489	—	2,145,489
Water Utilities	867,770	138,811	—	1,006,581
Wireless Telecommunication Services	482,341	3,047,071	—	3,529,412
Preferred Stocks(a)	—	480,034	—	480,034
Rights(a)	42,849	—	—	42,849
U.S. Treasury Obligations	—	71,592,969	—	71,592,969
Short-Term Securities	19,951,731	—	—	19,951,731

	$446,734,215	$216,231,574	$17,826	$662,983,615

Derivative Financial Instruments(b)
Assets:
Equity contracts	$35,714,286	$7,155,507	$—	$42,869,793
Foreign currency exchange contracts	—	12,287,500	—	12,287,500
Interest rate contracts	13,776,069	12,121,528	—	25,897,597
Liabilities:
Equity contracts	(21,972,341)	(421,154)	—	(22,393,495)
Foreign currency exchange contracts	—	(18,929,452)	—	(18,929,452)
Interest rate contracts	(362,522)	(19,461,172)	—	(19,823,694)

	$27,155,492	$(7,247,243)	$—	$19,908,249

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

March 31, 2020

BlackRock Tactical Opportunities Fund

ASSETS
Investments at value — unaffiliated (cost — $652,416,974)	$643,031,884
Investments at value — affiliated (cost — $19,951,731)	19,951,731
Due from broker	1,280,000
Cash pledged:
Collateral — OTC derivatives	100,000
Futures contracts	146,004,822
Centrally cleared swaps	30,424,000
Foreign currency at value (cost — $15,095,382)	15,264,933
Receivables:
Investments sold	10,140,241
Swaps	3,005,174
Capital shares sold	2,421,786
Dividends — affiliated	47,332
Dividends — unaffiliated	1,321,859
Interest — unaffiliated	128,483
Variation margin on futures contracts	25,731,747
Variation margin on centrally cleared swaps	8,072,593
Unrealized appreciation on:
Forward foreign currency exchange contracts	12,287,500
OTC swaps	10,726,656
Prepaid expenses	56,427

Total assets	929,997,168

LIABILITIES
Bank overdraft	13,909,220
Cash received as collateral for OTC derivatives	14,530,000
Payables:
Investments purchased	112,063
Administration fees	42,960
Capital shares redeemed	3,288,869
Investment advisory fees	401,793
Trustees’ and Officer’s fees	7,094
Other affiliates	34,628
Service and distribution fees	55,271
To the Manager	425
Variation margin on futures contracts	8,794,643
Other accrued expenses	647,363
Unrealized depreciation on:
Forward foreign currency exchange contracts	18,929,452
OTC swaps	423,049

Total liabilities	61,176,830

NET ASSETS	$868,820,338

NET ASSETS CONSIST OF
Paid-in capital	$913,732,986
Accumulated loss	(44,912,648)

NET ASSETS	$868,820,338

NET ASSET VALUE
Institutional — Based on net assets of $278,949,714 and 20,737,199 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.45

Service — Based on net assets of $1,073,273 and 80,053 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.41

Investor A — Based on net assets of $207,048,539 and 15,511,689 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.35

Investor C — Based on net assets of $13,061,225 and 1,004,230 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.01

Class K — Based on net assets of $368,687,587 and 27,466,546 shares outstanding, unlimited number of shares authorized, $0.001 par value	$13.42

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statement of Operations  (unaudited)

Six Months Ended March 31, 2020

BlackRock Tactical Opportunities Fund

INVESTMENT INCOME
Dividends — affiliated	$303,742
Dividends — unaffiliated	6,066,381
Interest — unaffiliated	1,448,956
Securities lending income — affiliated — net	1,364
Foreign taxes withheld	(136,871)

Total investment income	7,683,572

EXPENSES
Investment advisory	2,496,637
Transfer agent — class specific	413,017
Service and distribution — class specific	348,012
Administration	187,833
Custodian	126,147
Registration	110,547
Professional	99,026
Administration — class specific	90,779
Accounting services	81,509
Printing	55,638
Trustees and Officer	9,436
Miscellaneous	66,625

Total expenses	4,085,206
Less:
Administration fees waived — class specific	(8,810)
Fees waived and/or reimbursed by the Manager	(16,671)
Transfer agent fees waived and/or reimbursed — class specific	(21)

Total expenses after fees waived and/or reimbursed	4,059,704

Net investment income	3,623,868

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(46)
Investments — unaffiliated	(40,202,672)
Capital gain distributions from investment companies — affiliated	70
Forward foreign currency exchange contracts	(8,998,610)
Foreign currency transactions	(5,315,904)
Futures contracts	44,799,395
Swaps	56,918,849

47,201,082

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(37,875,129)
Forward foreign currency exchange contracts	(4,925,275)
Foreign currency translations	804,914
Futures contracts	14,218,341
Swaps	(9,145,865)

(36,923,014)

Net realized and unrealized gain	10,278,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,901,936

See notes to financial statements.

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Tactical Opportunities Fund
	Six Months Ended 03/31/20 (unaudited)	Year Ended 09/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,623,868	$10,163,980
Net realized gain (loss)	47,201,082	(41,970,813)
Net change in unrealized appreciation (depreciation)	(36,923,014)	9,901,303
Net increase (decrease) in net assets resulting from operations	13,901,936	(21,905,530)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(9,664,467)	(17,643,157)
Service	(19,846)	(82,582)
Investor A	(6,407,099)	(21,588,975)
Investor C	(360,507)	(1,630,883)
Class K	(13,048,106)	(17,911,034)
Decrease in net assets resulting from distributions to shareholders	(29,500,025)	(58,856,631)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(9,667,227)	286,355,465

NET ASSETS
Total increase (decrease) in net assets	(25,265,316)	205,593,304
Beginning of period	894,085,654	688,492,350
End of period	$868,820,338	$894,085,654

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Tactical Opportunities Fund
	Institutional

	Six Months Ended	Year Ended September 30,
	03/31/20
	(unaudited)	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.67	$15.44	$14.11	$13.41	$14.20	$15.52
Net investment income(a)	0.06	0.19	0.14	0.09	0.07	0.06
Net realized and unrealized gain (loss)	0.18	(0.57)	1.31	0.82	(0.16)	(0.23)
Net increase (decrease) from investment operations	0.24	(0.38)	1.45	0.91	(0.09)	(0.17)
Distributions(b)
From net investment income	(0.46)	(0.55)	(0.12)	(0.23)	(0.51)	(0.35)
From net realized gain	—	(0.84)	—	—	(0.19)	(0.80)
Total distributions	(0.46)	(1.39)	(0.12)	(0.23)	(0.70)	(1.15)

Capital Contribution	—	—	—	0.02	—	—

Net asset value, end of period	$13.45	$13.67	$15.44	$14.11	$13.41	$14.20

Total Return(c)
Based on net asset value	1.73%(d)	(2.43)%	10.36%	7.05%	(0.71)%	(1.27)%

Ratios to Average Net Assets(e)
Total expenses(f)	0.86%(g)	0.80%	0.93%	0.92%	0.91%	0.84%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.85%(g)	0.79%	0.89%	0.89%	0.87%	0.81%
Net investment income	0.84%(g)	1.36%	0.94%	0.65%	0.49%	0.40%

Supplemental Data
Net assets, end of period (000)	$278,950	$290,851	$220,711	$189,242	$271,623	$265,521
Portfolio turnover rate	150%	288%	265%	257%	359%	295%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended	Year Ended September 30,
	03/31/20
	(unaudited)	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.05%	0.08%
(f) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
	Six Months Ended	Year Ended September 30,

	03/31/20
	(unaudited)	2019	2018	2017	2016	2015
Expense ratios	N/A	0.79%	N/A	N/A	N/A	0.84%

(g)	Annualized.

See notes to financial statements.

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Tactical Opportunities Fund (continued)
	Service

	Six Months Ended	Year Ended September 30,
	03/31/20
	(unaudited)	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.56	$15.33	$14.02	$13.34	$14.12	$15.44
Net investment income(a)	0.04	0.16	0.10	0.05	0.02	0.01
Net realized and unrealized gain (loss)	0.18	(0.58)	1.32	0.81	(0.14)	(0.23)
Net increase (decrease) from investment operations	0.22	(0.42)	1.42	0.86	(0.12)	(0.22)
Distributions (b)
From net investment income	(0.37)	(0.51)	(0.11)	(0.20)	(0.47)	(0.30)
From net realized gain	—	(0.84)	—	—	(0.19)	(0.80)
Total distributions	(0.37)	(1.35)	(0.11)	(0.20)	(0.66)	(1.10)

Capital Contribution	—	—	—	0.02	—	—

Net asset value, end of period	$13.41	$13.56	$15.33	$14.02	$13.34	$14.12

Total Return(c)
Based on net asset value	1.64%(d)	(2.74)%	10.21%	6.66%	(0.95)%	(1.58)%

Ratios to Average Net Assets(e)
Total expenses(f)	1.16%(g)	1.06%	1.22%	1.23%	1.24%	1.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.14%(g)	1.06%	1.16%	1.17%	1.17%	1.17%
Net investment income	0.62%(g)	1.14%	0.65%	0.38%	0.17%	0.05%

Supplemental Data
Net assets, end of period (000)	$1,073	$767	$832	$828	$1,667	$1,703
Portfolio turnover rate	150%	288%	265%	257%	359%	295%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended	Year Ended September 30,
	03/31/20
	(unaudited)	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.05%	0.08%
(f) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
	Six Months Ended	Year Ended September 30,
	03/31/20
	(unaudited)	2019	2018	2017	2016	2015
Expense ratios	N/A	1.04%	N/A	N/A	1.23%	1.17%

(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Tactical Opportunities Fund (continued)
	Investor A
	Six Months Ended	Year Ended September 30,
	03/31/20
	(unaudited)	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.54	$15.31	$14.02	$13.33	$14.12	$15.43
Net investment income(a)	0.04	0.14	0.09	0.05	0.02	0.02
Net realized and unrealized gain (loss)	0.18	(0.56)	1.31	0.81	(0.15)	(0.22)
Net increase (decrease) from investment operations	0.22	(0.42)	1.40	0.86	(0.13)	(0.20)
Distributions(b)
From net investment income	(0.41)	(0.51)	(0.11)	(0.19)	(0.47)	(0.31)
From net realized gain	—	(0.84)	—	—	(0.19)	(0.80)
Total distributions	(0.41)	(1.35)	(0.11)	(0.19)	(0.66)	(1.11)

Capital Contribution	—	—	—	0.02	—	—

Net asset value, end of period	$13.35	$13.54	$15.31	$14.02	$13.33	$14.12

Total Return(c)
Based on net asset value	1.64%(d)	(2.77)%	10.06%	6.66%	(1.02)%	(1.48)%

Ratios to Average Net Assets(e)
Total expenses	1.15%(f)	1.10% (g)	1.21%	1.20% (g)	1.21%	1.14%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.15%(f)	1.09%	1.20%	1.20%	1.18%	1.11%
Net investment income	0.54%(f)	1.01%	0.61%	0.37%	0.15%	0.11%

Supplemental Data
Net assets, end of period (000)	$207,049	$218,634	$237,442	$244,101	$271,941	$308,570
Portfolio turnover rate	150%	288%	265%	257%	359%	295%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended	Year Ended September 30,
	03/31/20
	(unaudited)	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.05%	0.08%

(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Tactical Opportunities Fund (continued)
	Investor C
	Six Months Ended	Year Ended September 30,
	03/31/20
	(unaudited)	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.14	$14.81	$13.64	$12.95	$13.73	$15.06
Net investment income (loss)(a)	(0.01)	0.04	(0.01)	(0.05)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	0.18	(0.54)	1.27	0.80	(0.15)	(0.22)
Net increase (decrease) from investment operations	0.17	(0.50)	1.26	0.75	(0.22)	(0.30)
Distributions(b)
From net investment income	(0.30)	(0.33)	(0.09)	(0.08)	(0.37)	(0.23)
From net realized gain	—	(0.84)	—	—	(0.19)	(0.80)
Total distributions	(0.30)	(1.17)	(0.09)	(0.08)	(0.56)	(1.03)

Capital Contribution	—	—	—	0.02	—	—

Net asset value, end of period	$13.01	$13.14	$14.81	$13.64	$12.95	$13.73

Total Return(c)
Based on net asset value	1.28%(d)	(3.45)%	9.27%	5.99%	(1.70)%	(2.20)%

Ratios to Average Net Assets(e)
Total expenses	1.86%(f)	1.82% (g)	1.89%	1.89%	1.90%	1.82%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.86%(f)	1.81%	1.88%	1.89%	1.87%	1.79%
Net investment income (loss)	(0.19)%(f)	0.26%	(0.08)%	(0.34)%	(0.54)%	(0.57)%

Supplemental Data
Net assets, end of period (000)	$13,061	$17,171	$31,022	$35,343	$54,050	$65,728
Portfolio turnover rate	150%	288%	265%	257%	359%	295%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended	Year Ended September 30,
	03/31/20
	(unaudited)	2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.05%	0.08%

(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Tactical Opportunities Fund (continued)
	Class K
	Six Months Ended	Year Ended September 30,			Period from
	03/31/20				08/01/16 (a)
	(unaudited)	2019	2018	2017	to 09/30/16

Net asset value, beginning of period	$13.65	$15.43	$14.08	$13.42	$13.41
Net investment income(b)	0.07	0.21	0.16	0.13	0.03
Net realized and unrealized gain (loss)	0.17	(0.57)	1.32	0.79	(0.02)
Net increase (decrease) from investment operations	0.24	(0.36)	1.48	0.92	0.01
Distributions(c)
From net investment income	(0.47)	(0.58)	(0.13)	(0.26)	—
From net realized gain	—	(0.84)	—	—	—
Total distributions	(0.47)	(1.42)	(0.13)	(0.26)	—

Net asset value, end of period	$13.42	$13.65	$15.43	$14.08	$13.42

Total Return(d)
Based on net asset value	1.79%(e)	(2.34)%	10.57%	6.93%	0.07%(e)

Ratios to Average Net Assets(f)
Total expenses	0.72%(g)	0.67% (h)	0.76%	0.77%	0.78%(g)(h)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.72%(g)	0.67%	0.75%	0.77%	0.75%(g)
Net investment income	0.98%(g)	1.51%	1.09%	0.94%	1.20%(g)

Supplemental Data
Net assets, end of period (000)	$368,688	$366,664	$198,487	$138,018	$200
Portfolio turnover rate	150%	288%	265%	257%	359%(i)

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended	Year Ended September 30,			Period from
	03/31/20				08/01/16 (a)
	(unaudited)	2019	2018	2017	to 09/30/16
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.05%

(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)	Portfolio turnover rate is representative of the Portfolio for the entire year.

See notes to financial statements.

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Tactical Opportunities Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
To Investor A Shares after
Investor C Shares	No	Yes	(b)	approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

On November 13, 2019, the Board of Trustees of the Trust (the “Board”) approved a change in the fiscal year-end of the Fund, effective as of April 30, 2020, from September 30 to April 30.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements  (unaudited) (continued)

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements  (unaudited) (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.550%
$ 1 Billion — $2 Billion	0.500
$ 2 Billion — $3 Billion	0.475
Greater than $3 Billion	0.450

With respect to the Fund, the Manager entered into sub-advisory agreements with BlackRock Asset Management North Asia Limited (“BAMNA”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BAMNA and BRS for services they provide for that portion of the Fund for which BAMNA and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fees	Distribution Fees

Service	0.25%	—%
Investor A	0.25	—
Investor C	0.25	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service and Distribution Fees

Service	$981
Investor A	267,693
Investor C	79,338

$348,012

42	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2020, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:

Institutional	$29,239
Service	79
Investor A	21,414
Investor C	1,587
Class K	38,460

$90,779

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2020, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$103,344
Service	129
Investor A	57

$103,530

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2020, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$613
Service	37
Investor A	30,919
Investor C	794
Class K	432

$32,795

For the six months ended March 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	$207,504
Service	734
Investor A	192,964
Investor C	11,172
Class K	643

$413,017

Other Fees: For the six months ended March 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $1,842.

For the six months ended March 31, 2020, affiliates received CDSCs as follows:

Investor A	$3,351
Investor C	3,095

Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through January 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to January 28, 2020, this

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended March 31, 2020, the amount waived was $16,671.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	0.89%
Service	1.17
Investor A	1.37
Investor C	2.14
Class K	0.84

The Manager has agreed not to reduce or discontinue these contractual expense limitations through January 31, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2020, there were no fees waived and/or reimbursed by the Manager.

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended March 31, 2020, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived

Institutional	$ 8,762
Service	48

$ 8,810

Transfer Agent Fees Waived and/or Reimbursed

Service	$ 21

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund , of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 1, 2019, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated.

The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on December 1, 2019:

Institutional	67,144
Service	432

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

44	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the current securities lending agreement, the Fund retains 75% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2020, the Fund retained 82% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended March 31, 2020, the Fund paid BIM $215 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2020, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended March 31, 2020, purchases and sales of investments, including paydowns and excluding short-term securities, were as follows:

	Purchases	Sales

Non-U.S. Government Securities	$1,062,555,697	$1,017,696,358
U.S. Government Securities	30,256,691	64,372,108

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$682,181,959

Gross unrealized appreciation	$104,891,869
Gross unrealized depreciation	(104,181,964)

Net unrealized appreciation	$709,905

9.	BANK BORROWINGS

BlackRock FundsSM, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2020, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

46	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/20		Year Ended 09/30/19
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,263,409	$17,179,114	11,584,617	$161,248,704
Shares issued in reinvestment of distributions	666,864	8,955,978	1,138,641	15,531,064
Shares redeemed	(2,470,939)	(32,868,261)	(5,738,860)	(81,695,623)
Net increase (decrease)	(540,666)	$(6,733,169)	6,984,398	$95,084,145
Service
Shares sold	33,846	$450,841	131,668	$1,830,439
Shares issued in reinvestment of distributions	1,481	19,846	6,087	82,536
Shares redeemed	(11,809)	(159,263)	(135,471)	(1,847,485)
Net increase	23,518	$311,424	2,284	$65,490
Investor A
Shares sold and automatic conversion of shares	387,514	$5,176,917	2,006,465	$29,118,373
Shares issued in reinvestment of distributions	468,271	6,246,735	1,562,094	21,150,762
Shares redeemed	(1,488,061)	(20,097,301)	(2,933,904)	(40,843,389)
Net increase (decrease)	(632,276)	$(8,673,649)	634,655	$9,425,746
Investor C
Shares sold	49,640	$654,709	411,456	$5,601,290
Shares issued in reinvestment of distributions	27,333	355,882	121,717	1,607,882
Shares redeemed and automatic conversion of shares	(379,393)	(4,949,151)	(1,321,269)	(18,654,269)
Net decrease	(302,420)	$(3,938,560)	(788,096)	$(11,445,097)
Class K
Shares sold	2,008,782	$27,477,428	13,208,060	$182,904,459
Shares issued in reinvestment of distributions	973,739	13,048,106	1,316,988	17,911,034
Shares redeemed	(2,378,318)	(31,158,807)	(526,840)	(7,590,312)
Net increase	604,203	$9,366,727	13,998,208	$193,225,181
Total Net Increase (Decrease)	(847,641)	$(9,667,227)	20,831,449	$286,355,465

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

Effective April 16, 2020, the credit agreement was extended until April 2021 under the same terms.

NOTES TO FINANCIAL STATEMENTS	47

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock FundsSM, on behalf of BlackRock Tactical Opportunities Fund, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

48	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisers

BlackRock Asset Management North Asia Limited

Hong Kong

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

JPMorgan Chase Bank, N.A.

New York, NY 10179

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	49

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Fund’s Form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

50	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	51

Glossary of Terms Used in This Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

BBR	Australian Bank Bill Rate

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association

CDO	Collateralized Debt Obligation

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MIBOR	Mumbai Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SDR	Swedish Depositary Receipts

SOR	Singapore Interbank Offered Rate

STIBOR	Stockholm Interbank Offered Rate

TWCPBA	Taiwan Secondary Markets Bills Rate

WIBOR	Warsaw Interbank Offered Rate

52	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

blackrock.com    |    800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TO-3/20-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 4, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 4, 2020

4